Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (50.4%)
U.S. Government Securities (49.2%)
United States Treasury Note/Bond	6.875%	8/15/25	28,329	35,748
United States Treasury Note/Bond	1.625%	5/15/26	48,208	49,790
United States Treasury Note/Bond	2.125%	5/31/26	268,206	283,754
United States Treasury Note/Bond	1.875%	6/30/26	204,905	214,126
United States Treasury Note/Bond	1.875%	7/31/26	187,095	195,397
United States Treasury Note/Bond	1.500%	8/15/26	771,261	789,819
United States Treasury Note/Bond	1.375%	8/31/26	432,825	440,399
United States Treasury Note/Bond	1.625%	9/30/26	204,830	210,975
United States Treasury Note/Bond	1.625%	10/31/26	175,245	180,311
United States Treasury Note/Bond	2.000%	11/15/26	344,712	361,732
United States Treasury Note/Bond	6.500%	11/15/26	23,500	30,440
United States Treasury Note/Bond	1.625%	11/30/26	448,479	461,233
United States Treasury Note/Bond	1.750%	12/31/26	111,750	115,626
United States Treasury Note/Bond	1.500%	1/31/27	134,445	137,092
United States Treasury Note/Bond	2.250%	2/15/27	754,225	801,010
United States Treasury Note/Bond	1.125%	2/28/27	48,655	48,518
United States Treasury Note/Bond	0.625%	3/31/27	7,627	7,374
United States Treasury Note/Bond	2.375%	5/15/27	679,612	726,229
United States Treasury Note/Bond	0.500%	5/31/27	369,270	352,999
United States Treasury Note/Bond	0.500%	6/30/27	213,640	203,893
United States Treasury Note/Bond	0.375%	7/31/27	542,750	512,729
United States Treasury Note/Bond	2.250%	8/15/27	575,586	610,031
United States Treasury Note/Bond	0.500%	8/31/27	503,440	478,583
United States Treasury Note/Bond	0.375%	9/30/27	287,465	270,532
United States Treasury Note/Bond	0.500%	10/31/27	288,055	272,842
United States Treasury Note/Bond	2.250%	11/15/27	530,965	561,993
United States Treasury Note/Bond	0.625%	11/30/27	560,985	534,952
United States Treasury Note/Bond	0.625%	12/31/27	382,780	364,478
United States Treasury Note/Bond	0.750%	1/31/28	217,425	208,490
United States Treasury Note/Bond	2.750%	2/15/28	539,955	588,973
United States Treasury Note/Bond	1.125%	2/29/28	507,100	498,226
United States Treasury Note/Bond	1.250%	3/31/28	365,925	362,151
United States Treasury Note/Bond	2.875%	5/15/28	553,253	608,146
United States Treasury Note/Bond	2.875%	8/15/28	588,945	647,748
United States Treasury Note/Bond	5.500%	8/15/28	12,735	16,360
United States Treasury Note/Bond	3.125%	11/15/28	727,703	813,663
United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,731
United States Treasury Note/Bond	2.625%	2/15/29	623,611	674,572
United States Treasury Note/Bond	5.250%	2/15/29	15,235	19,482
United States Treasury Note/Bond	2.375%	5/15/29	576,926	613,165
United States Treasury Note/Bond	1.625%	8/15/29	661,494	663,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	8,852
	United States Treasury Note/Bond	1.750%	11/15/29	418,914	423,954
	United States Treasury Note/Bond	1.500%	2/15/30	163,671	161,702
	United States Treasury Note/Bond	0.625%	5/15/30	757,051	689,153
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	60,250
	United States Treasury Note/Bond	0.625%	8/15/30	953,357	863,980
	United States Treasury Note/Bond	0.875%	11/15/30	946,852	875,838
	United States Treasury Note/Bond	1.125%	2/15/31	969,123	915,670
					18,979,686
Agency Bonds and Notes (1.2%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	5,027
	Federal Home Loan Banks	3.250%	6/9/28	24,100	26,972
	Federal Home Loan Banks	3.250%	11/16/28	40,505	45,547
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,430	11,961
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	35,425
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	35,655	37,207
[3]	Federal National Mortgage Assn.	0.750%	10/8/27	50,000	48,148
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	48,079
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	40,337
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	60,234
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	52,050	48,118
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	50,039
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,645
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	13,147
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,707
					484,593
Total U.S. Government and Agency Obligations (Cost $19,385,796)					19,464,279
Corporate Bonds (43.9%)
Communications (3.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	5,985	6,545
	Activision Blizzard Inc.	3.400%	6/15/27	3,374	3,686
	Activision Blizzard Inc.	1.350%	9/15/30	6,255	5,651
	Alphabet Inc.	1.998%	8/15/26	13,155	13,695
	Alphabet Inc.	0.800%	8/15/27	8,441	8,080
	Alphabet Inc.	1.100%	8/15/30	21,075	19,333
	America Movil SAB de CV	3.625%	4/22/29	11,487	12,315
	America Movil SAB de CV	2.875%	5/7/30	6,633	6,755
	AT&T Inc.	3.800%	2/15/27	6,367	7,029
	AT&T Inc.	4.250%	3/1/27	8,535	9,592
	AT&T Inc.	2.300%	6/1/27	20,578	21,006
	AT&T Inc.	1.650%	2/1/28	21,325	20,618
[2]	AT&T Inc.	4.100%	2/15/28	11,485	12,832
	AT&T Inc.	4.350%	3/1/29	28,025	31,618
[2]	AT&T Inc.	4.300%	2/15/30	29,200	32,815
	Baidu Inc.	1.720%	4/9/26	2,000	1,991
	Baidu Inc.	3.625%	7/6/27	3,975	4,324
	Baidu Inc.	4.375%	3/29/28	3,790	4,203
	Baidu Inc.	4.875%	11/14/28	4,600	5,285
	Baidu Inc.	3.425%	4/7/30	3,430	3,584
	Booking Holdings Inc.	3.600%	6/1/26	9,990	10,911
	Booking Holdings Inc.	4.500%	4/13/27	5,787	6,723
	Booking Holdings Inc.	3.550%	3/15/28	3,443	3,752
	Booking Holdings Inc.	4.625%	4/13/30	10,386	12,039
	British Telecommunications plc	5.125%	12/4/28	5,125	6,017
	British Telecommunications plc	9.625%	12/15/30	17,635	27,138
	Charter Communications Operating LLC	3.750%	2/15/28	8,187	8,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	4.200%	3/15/28	11,868	13,079
	Charter Communications Operating LLC	5.050%	3/30/29	11,135	12,766
	Comcast Corp.	2.350%	1/15/27	13,230	13,751
	Comcast Corp.	3.300%	2/1/27	18,803	20,395
	Comcast Corp.	3.300%	4/1/27	9,100	9,888
	Comcast Corp.	3.150%	2/15/28	14,792	15,887
	Comcast Corp.	4.150%	10/15/28	37,772	43,004
	Comcast Corp.	2.650%	2/1/30	14,338	14,651
	Comcast Corp.	3.400%	4/1/30	15,774	17,010
	Comcast Corp.	4.250%	10/15/30	12,525	14,342
	Comcast Corp.	1.950%	1/15/31	10,100	9,701
	Comcast Corp.	1.500%	2/15/31	12,025	11,126
	Deutsche Telekom International Finance BV	8.750%	6/15/30	31,936	47,096
	Discovery Communications LLC	3.950%	3/20/28	14,452	15,754
	Discovery Communications LLC	4.125%	5/15/29	8,926	9,823
	Discovery Communications LLC	3.625%	5/15/30	8,926	9,547
	Electronic Arts Inc.	1.850%	2/15/31	6,150	5,790
[2,4]	Expedia Group Inc.	4.625%	8/1/27	5,900	6,557
	Expedia Group Inc.	3.800%	2/15/28	8,984	9,487
	Expedia Group Inc.	3.250%	2/15/30	11,554	11,624
[2,4]	Expedia Group Inc.	2.950%	3/15/31	5,147	5,072
	Fox Corp.	4.709%	1/25/29	18,311	20,941
	Fox Corp.	3.500%	4/8/30	6,700	7,122
	Grupo Televisa SAB	4.625%	1/30/26	3,135	3,515
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,665	4,193
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	4,954	5,726
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,700	5,562
	Koninklijke KPN NV	8.375%	10/1/30	5,825	8,098
	Omnicom Group Inc.	3.600%	4/15/26	11,842	12,978
	Omnicom Group Inc.	2.450%	4/30/30	3,475	3,429
	Omnicom Group Inc.	4.200%	6/1/30	4,075	4,573
	Orange SA	9.000%	3/1/31	21,418	33,016
	Rogers Communications Inc.	2.900%	11/15/26	3,125	3,298
	TCI Communications Inc.	7.125%	2/15/28	1,666	2,183
	Telefonica Emisiones SA	4.103%	3/8/27	20,923	23,351
	Telefonica Europe BV	8.250%	9/15/30	9,673	13,690
	TELUS Corp.	2.800%	2/16/27	5,600	5,889
	TELUS Corp.	3.700%	9/15/27	1,846	2,047
	Tencent Music Entertainment Group	2.000%	9/3/30	3,665	3,402
	Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,675
[2,4]	T-Mobile USA Inc.	3.750%	4/15/27	42,478	46,428
[2,4]	T-Mobile USA Inc.	2.050%	2/15/28	16,750	16,425
[2,4]	T-Mobile USA Inc.	3.875%	4/15/30	70,875	76,885
[2,4]	T-Mobile USA Inc.	2.550%	2/15/31	2,570	2,511
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,621	11,887
	Verizon Communications Inc.	2.625%	8/15/26	18,334	19,337
	Verizon Communications Inc.	4.125%	3/16/27	24,828	28,061
	Verizon Communications Inc.	3.000%	3/22/27	6,237	6,659
	Verizon Communications Inc.	2.100%	3/22/28	26,500	26,632
	Verizon Communications Inc.	4.329%	9/21/28	38,493	43,994
	Verizon Communications Inc.	3.875%	2/8/29	2,961	3,298
	Verizon Communications Inc.	4.016%	12/3/29	42,544	47,484
	Verizon Communications Inc.	3.150%	3/22/30	16,131	16,948
	Verizon Communications Inc.	1.500%	9/18/30	2,800	2,567
[2,4]	Verizon Communications Inc.	1.680%	10/30/30	16,225	15,053
	Verizon Communications Inc.	1.750%	1/20/31	19,838	18,476
	Verizon Communications Inc.	2.550%	3/21/31	36,600	36,541
	ViacomCBS Inc.	2.900%	1/15/27	14,610	15,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ViacomCBS Inc.	3.375%	2/15/28	4,750	5,032
	ViacomCBS Inc.	3.700%	6/1/28	6,320	6,823
	ViacomCBS Inc.	4.200%	6/1/29	5,969	6,624
	ViacomCBS Inc.	7.875%	7/30/30	2,950	4,079
	ViacomCBS Inc.	4.950%	1/15/31	9,686	11,415
	Vodafone Group plc	4.375%	5/30/28	29,699	34,115
	Vodafone Group plc	7.875%	2/15/30	5,450	7,629
	Walt Disney Co.	3.375%	11/15/26	6,700	7,337
	Walt Disney Co.	3.700%	3/23/27	5,500	6,114
	Walt Disney Co.	2.200%	1/13/28	14,975	15,262
	Walt Disney Co.	2.000%	9/1/29	15,347	15,025
	Walt Disney Co.	3.800%	3/22/30	11,379	12,648
	Walt Disney Co.	2.650%	1/13/31	17,908	18,178
	Weibo Corp.	3.375%	7/8/30	4,610	4,566
					1,380,828
Consumer Discretionary (2.7%)
	Advance Auto Parts Inc.	1.750%	10/1/27	400	394
	Advance Auto Parts Inc.	3.900%	4/15/30	7,900	8,572
	Alibaba Group Holding Ltd.	3.400%	12/6/27	24,636	26,417
	Alibaba Group Holding Ltd.	2.125%	2/9/31	9,305	8,851
	Amazon.com Inc.	1.200%	6/3/27	9,000	8,793
	Amazon.com Inc.	3.150%	8/22/27	32,619	35,648
	Amazon.com Inc.	1.500%	6/3/30	20,033	19,076
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,850	3,985
[2]	American Honda Finance Corp.	2.350%	1/8/27	6,458	6,676
[2]	American Honda Finance Corp.	2.000%	3/24/28	8,580	8,575
[2]	American Honda Finance Corp.	1.800%	1/13/31	5,000	4,693
	Aptiv plc	4.350%	3/15/29	2,050	2,303
	AutoNation Inc.	3.800%	11/15/27	5,375	5,834
	AutoNation Inc.	4.750%	6/1/30	2,478	2,842
	AutoZone Inc.	3.125%	4/21/26	4,585	4,919
	AutoZone Inc.	3.750%	6/1/27	4,765	5,253
	AutoZone Inc.	3.750%	4/18/29	4,775	5,166
	AutoZone Inc.	4.000%	4/15/30	7,427	8,203
	AutoZone Inc.	1.650%	1/15/31	4,750	4,352
	Best Buy Co. Inc.	4.450%	10/1/28	3,885	4,423
	Best Buy Co. Inc.	1.950%	10/1/30	2,595	2,441
	Block Financial LLC	3.875%	8/15/30	5,800	5,967
	BorgWarner Inc.	2.650%	7/1/27	10,000	10,379
[2,4]	Daimler Finance North America LLC	3.100%	8/15/29	13,200	13,742
	Daimler Finance North America LLC	8.500%	1/18/31	3,500	5,154
[2,4]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	2,944
	Darden Restaurants Inc.	3.850%	5/1/27	4,125	4,483
	DR Horton Inc.	1.400%	10/15/27	5,000	4,866
	eBay Inc.	3.600%	6/5/27	7,521	8,183
	eBay Inc.	2.700%	3/11/30	10,268	10,343
[2]	Emory University	2.143%	9/1/30	3,675	3,659
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,325	5,552
	General Motors Co.	4.200%	10/1/27	6,679	7,324
	General Motors Co.	6.800%	10/1/27	9,100	11,317
	General Motors Co.	5.000%	10/1/28	8,214	9,384
	General Motors Financial Co. Inc.	4.000%	10/6/26	14,191	15,485
	General Motors Financial Co. Inc.	4.350%	1/17/27	9,650	10,700
	General Motors Financial Co. Inc.	2.700%	8/20/27	7,650	7,818
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,505	5,933
	General Motors Financial Co. Inc.	5.650%	1/17/29	9,450	11,173
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,150	9,658
	General Motors Financial Co. Inc.	2.350%	1/8/31	650	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,522
	Hasbro Inc.	3.550%	11/19/26	4,816	5,197
	Hasbro Inc.	3.500%	9/15/27	3,425	3,647
	Hasbro Inc.	3.900%	11/19/29	8,161	8,738
	Home Depot Inc.	3.000%	4/1/26	14,405	15,591
	Home Depot Inc.	2.125%	9/15/26	13,292	13,874
	Home Depot Inc.	2.500%	4/15/27	7,625	8,035
	Home Depot Inc.	2.800%	9/14/27	8,050	8,628
	Home Depot Inc.	0.900%	3/15/28	2,000	1,909
	Home Depot Inc.	3.900%	12/6/28	6,825	7,811
	Home Depot Inc.	2.950%	6/15/29	14,141	14,945
	Home Depot Inc.	2.700%	4/15/30	13,760	14,255
	Home Depot Inc.	1.375%	3/15/31	11,000	10,170
	Hyatt Hotels Corp.	4.375%	9/15/28	5,630	6,004
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,601
	JD.com Inc.	3.875%	4/29/26	3,950	4,288
	JD.com Inc.	3.375%	1/14/30	6,300	6,470
	Las Vegas Sands Corp.	3.500%	8/18/26	8,600	8,934
	Las Vegas Sands Corp.	3.900%	8/8/29	7,823	8,037
	Lear Corp.	3.800%	9/15/27	6,749	7,337
	Lear Corp.	4.250%	5/15/29	3,000	3,296
	Lear Corp.	3.500%	5/30/30	3,400	3,541
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,332
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,421
	Leland Stanford Junior University	1.289%	6/1/27	3,893	3,888
	Lennar Corp.	5.250%	6/1/26	4,800	5,505
	Lennar Corp.	5.000%	6/15/27	666	761
	Lennar Corp.	4.750%	11/29/27	11,950	13,714
	Lowe's Cos. Inc.	2.500%	4/15/26	9,177	9,620
	Lowe's Cos. Inc.	3.100%	5/3/27	9,539	10,242
	Lowe's Cos. Inc.	1.300%	4/15/28	7,725	7,319
	Lowe's Cos. Inc.	3.650%	4/5/29	18,664	20,390
	Lowe's Cos. Inc.	4.500%	4/15/30	7,025	8,099
	Lowe's Cos. Inc.	1.700%	10/15/30	11,575	10,776
	Magna International Inc.	2.450%	6/15/30	3,250	3,243
[2]	Marriott International Inc.	3.125%	6/15/26	9,755	10,222
[2]	Marriott International Inc.	4.000%	4/15/28	5,250	5,583
[2]	Marriott International Inc.	4.625%	6/15/30	12,225	13,650
[2]	Marriott International Inc.	2.850%	4/15/31	2,000	1,957
	Masco Corp.	3.500%	11/15/27	3,500	3,834
	Masco Corp.	1.500%	2/15/28	5,000	4,805
	Masco Corp.	2.000%	10/1/30	1,200	1,135
	Masco Corp.	2.000%	2/15/31	6,490	6,146
[2]	McDonald's Corp.	3.500%	3/1/27	7,933	8,670
[2]	McDonald's Corp.	3.500%	7/1/27	9,520	10,450
[2]	McDonald's Corp.	3.800%	4/1/28	6,869	7,608
[2]	McDonald's Corp.	2.625%	9/1/29	9,224	9,415
[2]	McDonald's Corp.	2.125%	3/1/30	8,823	8,584
[2]	McDonald's Corp.	3.600%	7/1/30	9,725	10,579
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,783
	NIKE Inc.	2.375%	11/1/26	5,550	5,821
	NIKE Inc.	2.750%	3/27/27	10,350	11,028
	NIKE Inc.	2.850%	3/27/30	12,125	12,709
[2,4,5]	Nordstrom Inc.	4.250%	8/1/31	6,000	6,008
	NVR Inc.	3.000%	5/15/30	4,800	4,908
	O'Reilly Automotive Inc.	3.600%	9/1/27	7,620	8,318
	O'Reilly Automotive Inc.	4.350%	6/1/28	500	566
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,848	4,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,110	9,126
	PulteGroup Inc.	5.000%	1/15/27	7,975	9,181
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	7,076
	Ross Stores Inc.	4.700%	4/15/27	3,489	3,970
	Sands China Ltd.	3.800%	1/8/26	5,651	5,997
	Sands China Ltd.	5.400%	8/8/28	14,285	16,321
	Sands China Ltd.	4.375%	6/18/30	5,883	6,236
	Snap-on Inc.	3.250%	3/1/27	2,575	2,780
	Stanley Black & Decker Inc.	4.250%	11/15/28	7,519	8,596
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,593
	Starbucks Corp.	2.450%	6/15/26	6,477	6,784
	Starbucks Corp.	2.000%	3/12/27	4,450	4,559
	Starbucks Corp.	3.500%	3/1/28	5,950	6,433
	Starbucks Corp.	4.000%	11/15/28	5,858	6,553
	Starbucks Corp.	3.550%	8/15/29	1,578	1,713
	Starbucks Corp.	2.250%	3/12/30	8,874	8,690
	Starbucks Corp.	2.550%	11/15/30	12,035	12,055
	Steelcase Inc.	5.125%	1/18/29	3,950	4,599
	Tapestry Inc.	4.125%	7/15/27	5,350	5,801
	TJX Cos. Inc.	2.250%	9/15/26	9,581	9,963
	TJX Cos. Inc.	3.750%	4/15/27	7,189	7,987
	TJX Cos. Inc.	1.150%	5/15/28	4,900	4,650
	TJX Cos. Inc.	3.875%	4/15/30	5,475	6,079
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,858
	Toyota Motor Corp.	2.760%	7/2/29	4,075	4,234
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	9,370	10,180
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,300	5,127
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	5,810
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,810	4,224
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	6,400	6,340
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,175	11,013
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,450	5,137
	Tractor Supply Co.	1.750%	11/1/30	5,500	5,078
	VF Corp.	2.800%	4/23/27	4,600	4,855
	VF Corp.	2.950%	4/23/30	7,765	8,031
	Whirlpool Corp.	4.750%	2/26/29	6,590	7,583
[2]	Yale University	1.482%	4/15/30	7,390	7,060
					1,023,506
Consumer Staples (3.1%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	6,064
	Altria Group Inc.	2.625%	9/16/26	7,684	8,008
	Altria Group Inc.	4.800%	2/14/29	13,531	15,539
	Altria Group Inc.	3.400%	5/6/30	9,867	10,308
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	21,730	24,165
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	38,194	44,629
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	15,980	17,297
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,153	6,151
	Archer-Daniels-Midland Co.	2.500%	8/11/26	7,455	7,864
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,750	9,374
	BAT Capital Corp.	3.215%	9/6/26	15,540	16,417
	BAT Capital Corp.	4.700%	4/2/27	6,717	7,553
	BAT Capital Corp.	3.557%	8/15/27	25,634	27,284
	BAT Capital Corp.	2.259%	3/25/28	16,200	15,954
	BAT Capital Corp.	3.462%	9/6/29	5,918	6,124
	BAT Capital Corp.	4.906%	4/2/30	10,624	12,080
	BAT Capital Corp.	2.726%	3/25/31	9,000	8,708
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,141	6,520
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,600	5,027

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Campbell Soup Co.	4.150%	3/15/28	7,835	8,771
Campbell Soup Co.	2.375%	4/24/30	6,815	6,651
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,657
Clorox Co.	3.100%	10/1/27	4,950	5,365
Clorox Co.	3.900%	5/15/28	2,700	3,016
Clorox Co.	1.800%	5/15/30	4,100	3,903
Coca-Cola Co.	2.550%	6/1/26	2,750	2,919
Coca-Cola Co.	2.250%	9/1/26	12,765	13,421
Coca-Cola Co.	3.375%	3/25/27	13,325	14,698
Coca-Cola Co.	2.900%	5/25/27	2,500	2,693
Coca-Cola Co.	1.450%	6/1/27	7,450	7,406
Coca-Cola Co.	1.500%	3/5/28	7,000	6,883
Coca-Cola Co.	1.000%	3/15/28	15,760	14,933
Coca-Cola Co.	2.125%	9/6/29	11,376	11,391
Coca-Cola Co.	3.450%	3/25/30	7,225	7,942
Coca-Cola Co.	1.650%	6/1/30	6,396	6,075
Coca-Cola Co.	2.000%	3/5/31	7,200	7,043
Coca-Cola Co.	1.375%	3/15/31	9,082	8,418
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	11,450	11,521
Conagra Brands Inc.	1.375%	11/1/27	9,075	8,763
Conagra Brands Inc.	4.850%	11/1/28	12,808	14,907
Conagra Brands Inc.	8.250%	9/15/30	100	142
Constellation Brands Inc.	3.700%	12/6/26	9,294	10,210
Constellation Brands Inc.	3.500%	5/9/27	12,183	13,271
Constellation Brands Inc.	3.600%	2/15/28	3,809	4,129
Constellation Brands Inc.	4.650%	11/15/28	5,205	5,943
Constellation Brands Inc.	3.150%	8/1/29	7,555	7,910
Constellation Brands Inc.	2.875%	5/1/30	540	550
Costco Wholesale Corp.	3.000%	5/18/27	13,493	14,668
Costco Wholesale Corp.	1.375%	6/20/27	5,225	5,190
Costco Wholesale Corp.	1.600%	4/20/30	25,225	24,146
Diageo Capital plc	3.875%	5/18/28	4,078	4,556
Diageo Capital plc	2.375%	10/24/29	8,300	8,351
Diageo Capital plc	2.000%	4/29/30	9,825	9,565
Dollar General Corp.	3.875%	4/15/27	7,251	8,033
Dollar General Corp.	4.125%	5/1/28	3,700	4,135
Dollar General Corp.	3.500%	4/3/30	12,965	13,887
Dollar Tree Inc.	4.200%	5/15/28	7,875	8,828
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,450	3,733
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,391	5,452
Estee Lauder Cos. Inc.	2.600%	4/15/30	7,767	7,970
Estee Lauder Cos. Inc.	1.950%	3/15/31	4,000	3,870
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,782
Flowers Foods Inc.	2.400%	3/15/31	5,000	4,864
General Mills Inc.	3.200%	2/10/27	5,725	6,191
General Mills Inc.	4.200%	4/17/28	10,526	11,875
General Mills Inc.	2.875%	4/15/30	6,945	7,155
Hershey Co.	2.300%	8/15/26	5,873	6,172
Hershey Co.	2.450%	11/15/29	2,365	2,443
Hershey Co.	1.700%	6/1/30	4,560	4,337
Hormel Foods Corp.	1.800%	6/11/30	4,484	4,294
Ingredion Inc.	3.200%	10/1/26	4,480	4,831
Ingredion Inc.	2.900%	6/1/30	5,666	5,788
J M Smucker Co.	3.375%	12/15/27	2,049	2,220
J M Smucker Co.	2.375%	3/15/30	6,055	5,970
Kellogg Co.	3.250%	4/1/26	3,300	3,558
Kellogg Co.	3.400%	11/15/27	4,820	5,228
Kellogg Co.	4.300%	5/15/28	3,825	4,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	2.100%	6/1/30	6,700	6,495
	Keurig Dr Pepper Inc.	2.550%	9/15/26	4,750	5,000
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,725	4,068
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,225	15,224
	Keurig Dr Pepper Inc.	3.200%	5/1/30	9,450	9,997
	Keurig Dr Pepper Inc.	2.250%	3/15/31	5,000	4,902
	Kimberly-Clark Corp.	1.050%	9/15/27	5,200	5,031
	Kimberly-Clark Corp.	3.950%	11/1/28	4,840	5,449
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,133
	Kimberly-Clark Corp.	3.100%	3/26/30	6,105	6,573
	Kroger Co.	3.500%	2/1/26	471	514
	Kroger Co.	2.650%	10/15/26	7,214	7,609
	Kroger Co.	3.700%	8/1/27	5,095	5,677
	Kroger Co.	4.500%	1/15/29	3,039	3,512
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,351
	Kroger Co.	2.200%	5/1/30	6,518	6,377
	Kroger Co.	1.700%	1/15/31	4,500	4,198
	McCormick & Co. Inc.	3.400%	8/15/27	10,675	11,554
	McCormick & Co. Inc.	2.500%	4/15/30	4,125	4,127
	McCormick & Co. Inc.	1.850%	2/15/31	1,625	1,526
	Molson Coors Beverage Co.	3.000%	7/15/26	18,172	19,350
	Mondelez International Inc.	2.750%	4/13/30	15,825	16,148
	Mondelez International Inc.	1.500%	2/4/31	5,027	4,586
	PepsiCo Inc.	2.850%	2/24/26	117	126
	PepsiCo Inc.	2.375%	10/6/26	12,558	13,287
	PepsiCo Inc.	2.625%	3/19/27	6,250	6,635
	PepsiCo Inc.	3.000%	10/15/27	11,085	11,998
	PepsiCo Inc.	7.000%	3/1/29	600	812
	PepsiCo Inc.	2.625%	7/29/29	13,525	14,121
	PepsiCo Inc.	2.750%	3/19/30	14,165	14,664
	PepsiCo Inc.	1.625%	5/1/30	11,875	11,296
	Philip Morris International Inc.	2.750%	2/25/26	962	1,018
	Philip Morris International Inc.	0.875%	5/1/26	5,100	4,956
	Philip Morris International Inc.	3.125%	8/17/27	3,110	3,351
	Philip Morris International Inc.	3.125%	3/2/28	4,525	4,803
	Philip Morris International Inc.	3.375%	8/15/29	5,592	6,027
	Philip Morris International Inc.	2.100%	5/1/30	8,475	8,170
	Philip Morris International Inc.	1.750%	11/1/30	3,100	2,894
	Procter & Gamble Co.	2.450%	11/3/26	9,700	10,286
	Procter & Gamble Co.	2.800%	3/25/27	7,392	7,932
	Procter & Gamble Co.	3.000%	3/25/30	14,150	15,183
	Procter & Gamble Co.	1.200%	10/29/30	10,375	9,576
	Sysco Corp.	3.300%	7/15/26	7,535	8,113
	Sysco Corp.	3.250%	7/15/27	8,975	9,653
	Sysco Corp.	2.400%	2/15/30	6,475	6,382
	Sysco Corp.	5.950%	4/1/30	8,974	11,208
	Target Corp.	2.500%	4/15/26	8,612	9,148
	Target Corp.	3.375%	4/15/29	6,666	7,277
	Target Corp.	2.350%	2/15/30	4,710	4,773
	Tyson Foods Inc.	3.550%	6/2/27	11,524	12,549
	Tyson Foods Inc.	4.350%	3/1/29	8,951	10,193
	Unilever Capital Corp.	2.000%	7/28/26	9,150	9,442
	Unilever Capital Corp.	2.900%	5/5/27	6,995	7,508
	Unilever Capital Corp.	3.500%	3/22/28	6,850	7,518
	Unilever Capital Corp.	2.125%	9/6/29	13,234	13,154
	Unilever Capital Corp.	1.375%	9/14/30	4,898	4,594
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,785	14,899
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,050	4,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.050%	7/8/26	15,225	16,542
	Walmart Inc.	3.700%	6/26/28	22,047	24,767
	Walmart Inc.	3.250%	7/8/29	8,101	8,853
	Walmart Inc.	2.375%	9/24/29	11,000	11,278
	Walmart Inc.	7.550%	2/15/30	450	645
					1,176,245
Energy (3.1%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	8,841	9,449
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,000	5,219
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	7,250	8,257
	Boardwalk Pipelines LP	5.950%	6/1/26	7,981	9,209
	Boardwalk Pipelines LP	4.450%	7/15/27	2,965	3,263
	Boardwalk Pipelines LP	4.800%	5/3/29	3,135	3,472
	Boardwalk Pipelines LP	3.400%	2/15/31	2,400	2,411
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	8,200	8,822
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	8,642	9,220
	BP Capital Markets America Inc.	3.543%	4/6/27	9,244	10,117
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	6,806	7,441
	BP Capital Markets America Inc.	3.937%	9/21/28	10,641	11,823
	BP Capital Markets America Inc.	4.234%	11/6/28	14,408	16,313
	BP Capital Markets America Inc.	3.633%	4/6/30	11,250	12,261
	BP Capital Markets America Inc.	1.749%	8/10/30	4,700	4,433
	BP Capital Markets plc	3.279%	9/19/27	14,158	15,261
	BP Capital Markets plc	3.723%	11/28/28	4,650	5,115
	Canadian Natural Resources Ltd.	3.850%	6/1/27	15,041	16,282
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,966	6,952
	Cenovus Energy Inc.	4.250%	4/15/27	9,720	10,522
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	17,155	19,664
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,000	12,573
	Chevron Corp.	2.954%	5/16/26	11,055	11,861
	Chevron Corp.	1.995%	5/11/27	6,175	6,307
	Chevron Corp.	2.236%	5/11/30	18,075	17,943
	Chevron USA Inc.	1.018%	8/12/27	6,600	6,335
	Chevron USA Inc.	3.850%	1/15/28	5,462	6,065
	Chevron USA Inc.	3.250%	10/15/29	6,175	6,651
	Cimarex Energy Co.	3.900%	5/15/27	8,116	8,806
	Cimarex Energy Co.	4.375%	3/15/29	4,250	4,691
[2,4]	ConocoPhillips	3.750%	10/1/27	9,650	10,651
[2,4]	ConocoPhillips	4.300%	8/15/28	16,845	19,089
[2,4]	ConocoPhillips	2.400%	2/15/31	4,325	4,249
	ConocoPhillips Co.	6.950%	4/15/29	10,664	14,157
	Diamondback Energy Inc.	3.250%	12/1/26	9,700	10,209
	Diamondback Energy Inc.	3.500%	12/1/29	9,953	10,314
	Diamondback Energy Inc.	3.125%	3/24/31	8,000	7,967
	Enable Midstream Partners LP	4.400%	3/15/27	5,732	6,192
	Enable Midstream Partners LP	4.950%	5/15/28	9,050	9,990
	Enable Midstream Partners LP	4.150%	9/15/29	3,563	3,683
	Enbridge Inc.	4.250%	12/1/26	11,145	12,413
	Enbridge Inc.	3.700%	7/15/27	4,970	5,406
	Enbridge Inc.	3.125%	11/15/29	6,225	6,466
	Energy Transfer Operating LP	4.200%	4/15/27	5,750	6,282
	Energy Transfer Operating LP	5.500%	6/1/27	9,620	11,087
	Energy Transfer Operating LP	4.950%	6/15/28	10,575	11,791
	Energy Transfer Operating LP	5.250%	4/15/29	13,232	15,051
	Energy Transfer Operating LP	3.750%	5/15/30	11,475	11,819
[2,4]	Eni SpA	4.250%	5/9/29	3,000	3,334
	Enterprise Products Operating LLC	3.950%	2/15/27	775	863
	Enterprise Products Operating LLC	4.150%	10/16/28	9,025	10,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.125%	7/31/29	21,192	22,250
	Enterprise Products Operating LLC	2.800%	1/31/30	8,175	8,426
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,650
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	10,300	10,249
	EOG Resources Inc.	4.375%	4/15/30	5,690	6,530
	Exxon Mobil Corp.	2.275%	8/16/26	20,791	21,599
	Exxon Mobil Corp.	3.294%	3/19/27	1,375	1,508
	Exxon Mobil Corp.	2.440%	8/16/29	8,258	8,382
	Exxon Mobil Corp.	3.482%	3/19/30	20,370	22,070
	Exxon Mobil Corp.	2.610%	10/15/30	14,165	14,399
	Halliburton Co.	2.920%	3/1/30	9,586	9,538
	Hess Corp.	4.300%	4/1/27	13,564	14,751
	Hess Corp.	7.875%	10/1/29	125	162
	HollyFrontier Corp.	5.875%	4/1/26	8,400	9,492
	HollyFrontier Corp.	4.500%	10/1/30	3,000	3,079
	Husky Energy Inc.	4.400%	4/15/29	6,325	6,768
	Kinder Morgan Inc.	4.300%	3/1/28	15,875	17,716
	Kinder Morgan Inc.	2.000%	2/15/31	7,000	6,484
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	4,351
	Marathon Oil Corp.	4.400%	7/15/27	8,595	9,422
	Marathon Petroleum Corp.	5.125%	12/15/26	6,705	7,820
	Marathon Petroleum Corp.	3.800%	4/1/28	7,065	7,639
	MPLX LP	4.125%	3/1/27	11,724	12,999
	MPLX LP	4.250%	12/1/27	9,768	10,940
	MPLX LP	4.000%	3/15/28	9,770	10,759
	MPLX LP	4.800%	2/15/29	6,975	7,960
	MPLX LP	2.650%	8/15/30	13,664	13,425
	NOV Inc.	3.600%	12/1/29	2,475	2,494
	ONEOK Inc.	4.000%	7/13/27	4,000	4,333
	ONEOK Inc.	4.550%	7/15/28	7,328	7,996
	ONEOK Inc.	4.350%	3/15/29	6,630	7,173
	ONEOK Inc.	3.400%	9/1/29	15,474	15,841
	ONEOK Inc.	3.100%	3/15/30	3,400	3,422
	Phillips 66	3.900%	3/15/28	3,729	4,089
	Phillips 66	2.150%	12/15/30	5,770	5,461
	Phillips 66 Partners LP	3.550%	10/1/26	5,246	5,614
	Phillips 66 Partners LP	3.750%	3/1/28	4,395	4,697
	Phillips 66 Partners LP	3.150%	12/15/29	4,225	4,267
	Pioneer Natural Resources Co.	1.900%	8/15/30	10,200	9,444
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,300	8,771
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	7,381
	Plains All American Pipeline LP	3.550%	12/15/29	10,975	10,962
	Plains All American Pipeline LP	3.800%	9/15/30	4,310	4,379
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,868	12,743
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,422	11,877
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,328	15,725
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,908	23,450
	Schlumberger Investment SA	2.650%	6/26/30	10,680	10,728
	Shell International Finance BV	2.875%	5/10/26	4,047	4,318
	Shell International Finance BV	2.500%	9/12/26	20,028	21,011
	Shell International Finance BV	3.875%	11/13/28	4,916	5,480
	Shell International Finance BV	2.375%	11/7/29	20,975	21,119
	Shell International Finance BV	2.750%	4/6/30	16,975	17,530
	Spectra Energy Partners LP	3.375%	10/15/26	7,942	8,532
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,000	5,381
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	6,425	6,907
	TC PipeLines LP	3.900%	5/25/27	4,670	5,078
	Tosco Corp.	8.125%	2/15/30	2,469	3,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Total Capital International SA	3.455%	2/19/29	7,325	7,964
	Total Capital International SA	2.829%	1/10/30	12,268	12,714
	Total Capital SA	3.883%	10/11/28	5,577	6,267
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,075	11,309
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	14,338
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,554	3,936
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	9,725	10,223
	Valero Energy Corp.	3.400%	9/15/26	9,002	9,606
	Valero Energy Corp.	2.150%	9/15/27	4,600	4,505
	Valero Energy Corp.	4.350%	6/1/28	9,973	10,973
	Valero Energy Corp.	4.000%	4/1/29	8,350	9,020
	Valero Energy Partners LP	4.375%	12/15/26	5,150	5,756
	Valero Energy Partners LP	4.500%	3/15/28	4,625	5,110
	Williams Cos. Inc.	3.750%	6/15/27	12,846	13,997
	Williams Cos. Inc.	3.500%	11/15/30	9,700	10,281
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,636	2,160
	Williams Cos. Inc.	2.600%	3/15/31	8,050	7,846
	WPX Energy Inc.	5.750%	6/1/26	3,500	3,666
	WPX Energy Inc.	5.250%	10/15/27	5,400	5,758
	WPX Energy Inc.	5.875%	6/15/28	3,114	3,433
	WPX Energy Inc.	4.500%	1/15/30	5,192	5,581
					1,185,424
Financials (13.0%)
[2]	Aegon NV	5.500%	4/11/48	7,745	8,732
	AerCap Ireland Capital DAC	4.450%	4/3/26	6,255	6,796
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,873	13,480
	AerCap Ireland Capital DAC	4.625%	10/15/27	4,665	5,101
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,785	7,042
	Affiliated Managers Group Inc.	3.300%	6/15/30	5,962	6,189
	Aflac Inc.	2.875%	10/15/26	2,075	2,215
	Aflac Inc.	3.600%	4/1/30	19,386	21,139
[2]	Air Lease Corp.	3.750%	6/1/26	5,480	5,839
	Air Lease Corp.	3.625%	4/1/27	8,125	8,561
	Air Lease Corp.	3.625%	12/1/27	6,100	6,380
	Air Lease Corp.	4.625%	10/1/28	2,775	3,028
	Air Lease Corp.	3.250%	10/1/29	6,375	6,340
[2]	Air Lease Corp.	3.000%	2/1/30	4,808	4,683
	Air Lease Corp.	3.125%	12/1/30	4,550	4,525
	Aircastle Ltd.	4.250%	6/15/26	6,030	6,332
	Alleghany Corp.	3.625%	5/15/30	4,810	5,168
	Allstate Corp.	3.280%	12/15/26	5,080	5,582
	Allstate Corp.	1.450%	12/15/30	3,900	3,564
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,035	5,589
	American Express Co.	3.125%	5/20/26	7,461	8,027
[2]	American Express Credit Corp.	3.300%	5/3/27	17,805	19,461
	American Financial Group Inc.	3.500%	8/15/26	3,325	3,604
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,649
	American International Group Inc.	3.900%	4/1/26	12,251	13,483
	American International Group Inc.	4.200%	4/1/28	6,470	7,216
	American International Group Inc.	4.250%	3/15/29	5,060	5,677
	American International Group Inc.	3.400%	6/30/30	14,419	15,295
[2]	American International Group Inc.	5.750%	4/1/48	5,165	5,746
	Ameriprise Financial Inc.	2.875%	9/15/26	5,125	5,465
[2]	Aon Corp.	8.205%	1/1/27	3,000	3,923
	Aon Corp.	4.500%	12/15/28	4,001	4,580
	Aon Corp.	3.750%	5/2/29	7,705	8,459
	Aon Corp.	2.800%	5/15/30	11,237	11,477
	Arch Capital Finance LLC	4.011%	12/15/26	4,440	5,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	2.150%	7/15/26	8,875	8,621
	Assurant Inc.	4.900%	3/27/28	3,600	4,100
	Assurant Inc.	3.700%	2/22/30	2,350	2,497
	Athene Holding Ltd.	4.125%	1/12/28	7,825	8,488
	Athene Holding Ltd.	6.150%	4/3/30	8,235	10,031
	Athene Holding Ltd.	3.500%	1/15/31	5,130	5,266
	AXA SA	8.600%	12/15/30	3,545	5,419
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,589
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,295	3,384
	AXIS Specialty Finance plc	4.000%	12/6/27	3,005	3,347
	Banco Santander SA	4.250%	4/11/27	13,719	15,265
	Banco Santander SA	3.800%	2/23/28	4,250	4,581
	Banco Santander SA	4.379%	4/12/28	5,250	5,837
	Banco Santander SA	3.306%	6/27/29	6,791	7,192
	Banco Santander SA	3.490%	5/28/30	17,275	18,095
	Banco Santander SA	2.749%	12/3/30	9,875	9,384
	Banco Santander SA	2.958%	3/25/31	5,000	4,954
[2]	Bank of America Corp.	3.500%	4/19/26	25,121	27,550
[2]	Bank of America Corp.	4.250%	10/22/26	16,316	18,261
[2]	Bank of America Corp.	3.559%	4/23/27	9,325	10,117
[2]	Bank of America Corp.	3.248%	10/21/27	32,854	35,258
[2]	Bank of America Corp.	4.183%	11/25/27	23,324	25,891
[2]	Bank of America Corp.	3.824%	1/20/28	29,541	32,383
[2]	Bank of America Corp.	3.705%	4/24/28	16,291	17,813
[2]	Bank of America Corp.	3.593%	7/21/28	23,970	26,044
[2]	Bank of America Corp.	3.419%	12/20/28	68,291	73,162
[2]	Bank of America Corp.	3.970%	3/5/29	15,350	16,859
[2]	Bank of America Corp.	4.271%	7/23/29	46,100	51,928
[2]	Bank of America Corp.	3.974%	2/7/30	20,592	22,719
[2]	Bank of America Corp.	3.194%	7/23/30	4,883	5,121
[2]	Bank of America Corp.	2.884%	10/22/30	10,781	11,098
[2]	Bank of America Corp.	2.496%	2/13/31	51,420	50,775
[2]	Bank of America Corp.	2.592%	4/29/31	17,200	17,146
[2]	Bank of America Corp.	1.898%	7/23/31	20,740	19,431
[2]	Bank of America Corp.	1.922%	10/24/31	15,500	14,604
[2]	Bank of America Corp.	2.651%	3/11/32	17,688	17,724
[2]	Bank of Montreal	3.803%	12/15/32	9,305	10,212
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	6,136	6,556
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	11,427	12,010
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	10,909	11,865
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,525	10,406
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,425	7,042
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	352	396
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,286	11,023
	Bank of Nova Scotia	2.700%	8/3/26	19,260	20,329
	BankUnited Inc.	5.125%	6/11/30	4,600	5,184
	Barclays plc	5.200%	5/12/26	15,485	17,497
	Barclays plc	4.337%	1/10/28	8,050	8,894
	Barclays plc	4.836%	5/9/28	18,958	21,143
[2]	Barclays plc	4.972%	5/16/29	13,753	15,783
[2]	Barclays plc	5.088%	6/20/30	9,000	10,165
	Barclays plc	2.645%	6/24/31	7,808	7,691
	Barclays plc	2.667%	3/10/32	5,000	4,852
	Barclays plc	3.564%	9/23/35	15,966	15,939
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,025	5,862
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,150	3,855
	BlackRock Inc.	3.200%	3/15/27	2,392	2,619
	BlackRock Inc.	3.250%	4/30/29	9,250	10,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Inc.	2.400%	4/30/30	7,520	7,589
	BlackRock Inc.	1.900%	1/28/31	4,330	4,180
[2,4]	Blackstone Secured Lending Fund	2.750%	9/16/26	3,275	3,239
[2]	BPCE SA	3.375%	12/2/26	3,500	3,813
	Brighthouse Financial Inc.	3.700%	6/22/27	4,978	5,267
	Brighthouse Financial Inc.	5.625%	5/15/30	10,050	11,729
	Brookfield Finance Inc.	4.250%	6/2/26	2,700	3,032
	Brookfield Finance Inc.	3.900%	1/25/28	6,500	7,132
	Brookfield Finance Inc.	4.850%	3/29/29	7,950	9,178
	Brookfield Finance Inc.	4.350%	4/15/30	8,687	9,751
	Brown & Brown Inc.	4.500%	3/15/29	3,075	3,450
	Brown & Brown Inc.	2.375%	3/15/31	8,144	7,817
	Capital One Financial Corp.	3.750%	7/28/26	14,396	15,603
	Capital One Financial Corp.	3.750%	3/9/27	15,474	16,943
	Capital One Financial Corp.	3.650%	5/11/27	8,075	8,821
	Capital One Financial Corp.	3.800%	1/31/28	15,178	16,663
	Cboe Global Markets Inc.	3.650%	1/12/27	6,138	6,739
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,370
	CBRE Services Inc.	2.500%	4/1/31	3,200	3,115
	Charles Schwab Corp.	3.450%	2/13/26	300	328
	Charles Schwab Corp.	3.200%	3/2/27	3,300	3,582
	Charles Schwab Corp.	3.200%	1/25/28	5,818	6,295
	Charles Schwab Corp.	2.000%	3/20/28	10,125	10,174
	Charles Schwab Corp.	4.000%	2/1/29	7,039	7,929
	Charles Schwab Corp.	3.250%	5/22/29	6,551	7,030
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,541
	Chubb INA Holdings Inc.	3.350%	5/3/26	16,541	17,999
	Chubb INA Holdings Inc.	1.375%	9/15/30	15,100	13,791
	CI Financial Corp.	3.200%	12/17/30	10,000	9,923
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,110
	Citigroup Inc.	3.700%	1/12/26	187	205
	Citigroup Inc.	3.400%	5/1/26	7,555	8,204
	Citigroup Inc.	3.200%	10/21/26	38,241	41,033
	Citigroup Inc.	4.300%	11/20/26	8,624	9,597
	Citigroup Inc.	4.450%	9/29/27	40,917	45,996
[2]	Citigroup Inc.	3.887%	1/10/28	33,329	36,601
	Citigroup Inc.	6.625%	1/15/28	875	1,102
[2]	Citigroup Inc.	3.668%	7/24/28	29,542	32,319
	Citigroup Inc.	4.125%	7/25/28	6,170	6,827
[2]	Citigroup Inc.	3.520%	10/27/28	23,556	25,479
[2]	Citigroup Inc.	4.075%	4/23/29	6,201	6,868
[2]	Citigroup Inc.	3.980%	3/20/30	25,200	27,788
[2]	Citigroup Inc.	2.976%	11/5/30	13,600	14,053
[2]	Citigroup Inc.	2.666%	1/29/31	16,396	16,467
[2]	Citigroup Inc.	4.412%	3/31/31	45,643	51,680
[2]	Citigroup Inc.	2.572%	6/3/31	21,800	21,732
[2]	Citizens Bank NA	3.750%	2/18/26	535	588
	Citizens Financial Group Inc.	2.850%	7/27/26	5,328	5,642
	Citizens Financial Group Inc.	2.500%	2/6/30	4,128	4,102
	Citizens Financial Group Inc.	3.250%	4/30/30	5,175	5,483
	CME Group Inc.	3.750%	6/15/28	4,750	5,265
	CNA Financial Corp.	4.500%	3/1/26	136	154
	CNA Financial Corp.	3.450%	8/15/27	4,083	4,441
	CNA Financial Corp.	3.900%	5/1/29	5,548	6,122
	CNA Financial Corp.	2.050%	8/15/30	4,500	4,255
	CNO Financial Group Inc.	5.250%	5/30/29	5,050	5,833
	Comerica Inc.	4.000%	2/1/29	133	148
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	12,223	13,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group AG	4.550%	4/17/26	11,885	13,299
[2]	Deutsche Bank AG	3.547%	9/18/31	13,650	14,072
[2]	Discover Bank	4.250%	3/13/26	608	680
[2]	Discover Bank	3.450%	7/27/26	12,199	13,160
[2]	Discover Bank	4.650%	9/13/28	8,312	9,496
[2]	Discover Bank	2.700%	2/6/30	5,075	5,117
	Discover Financial Services	4.500%	1/30/26	784	884
	Discover Financial Services	4.100%	2/9/27	10,989	12,172
	E*TRADE Financial Corp.	3.800%	8/24/27	4,641	5,139
	E*TRADE Financial Corp.	4.500%	6/20/28	3,285	3,723
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,771
	Enstar Group Ltd.	4.950%	6/1/29	9,956	11,048
	Equitable Holdings Inc.	7.000%	4/1/28	2,650	3,372
	Equitable Holdings Inc.	4.350%	4/20/28	13,470	15,015
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,184	6,814
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,700	6,216
[2,4]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	3,967
	Fidelity National Financial Inc.	4.500%	8/15/28	4,899	5,493
	Fidelity National Financial Inc.	3.400%	6/15/30	5,750	5,997
	Fifth Third Bancorp	2.550%	5/5/27	3,950	4,097
	Fifth Third Bancorp	3.950%	3/14/28	6,223	7,031
[2]	Fifth Third Bank NA	3.850%	3/15/26	298	327
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,925	7,156
	First American Financial Corp.	4.000%	5/15/30	3,940	4,256
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,372
	Franklin Resources Inc.	1.600%	10/30/30	6,100	5,638
	FS KKR Capital Corp.	3.400%	1/15/26	87	86
	GATX Corp.	3.250%	9/15/26	2,926	3,143
	GATX Corp.	3.850%	3/30/27	4,225	4,658
	GATX Corp.	3.500%	3/15/28	4,177	4,500
	GATX Corp.	4.550%	11/7/28	2,575	2,953
	GATX Corp.	4.700%	4/1/29	1,500	1,726
	GATX Corp.	4.000%	6/30/30	5,032	5,560
[2,4]	GE Capital Funding LLC	4.050%	5/15/27	7,830	8,722
[2,4]	GE Capital Funding LLC	4.400%	5/15/30	27,610	31,252
	Global Payments Inc.	4.800%	4/1/26	5,595	6,373
	Global Payments Inc.	4.450%	6/1/28	5,650	6,418
	Global Payments Inc.	3.200%	8/15/29	12,121	12,712
	Global Payments Inc.	2.900%	5/15/30	9,001	9,162
	Globe Life Inc.	4.550%	9/15/28	5,546	6,376
	Globe Life Inc.	2.150%	8/15/30	3,075	2,949
	Goldman Sachs BDC Inc.	2.875%	1/15/26	51	52
	Goldman Sachs Group Inc.	3.750%	2/25/26	150	164
	Goldman Sachs Group Inc.	3.500%	11/16/26	23,983	25,995
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,507	9,065
	Goldman Sachs Group Inc.	3.850%	1/26/27	28,527	31,271
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,225	26,437
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	37,898	41,412
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,783	28,753
	Goldman Sachs Group Inc.	2.600%	2/7/30	9,500	9,616
	Goldman Sachs Group Inc.	3.800%	3/15/30	22,800	25,128
	Goldman Sachs Group Inc.	1.992%	1/27/32	21,500	20,347
	Golub Capital BDC Inc.	2.500%	8/24/26	3,599	3,521
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,000	3,386
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,909
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,610	6,810
	HSBC Holdings plc	3.900%	5/25/26	14,530	16,023
	HSBC Holdings plc	4.375%	11/23/26	21,146	23,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	14,675	14,389
[2]	HSBC Holdings plc	4.041%	3/13/28	19,728	21,560
[2]	HSBC Holdings plc	2.013%	9/22/28	15,597	15,362
[2]	HSBC Holdings plc	4.583%	6/19/29	30,371	34,068
	HSBC Holdings plc	4.950%	3/31/30	23,641	27,461
[2]	HSBC Holdings plc	3.973%	5/22/30	35,462	38,346
[2]	HSBC Holdings plc	2.848%	6/4/31	9,835	9,779
[2]	HSBC Holdings plc	2.357%	8/18/31	14,875	14,234
	Huntington Bancshares Inc.	2.550%	2/4/30	8,389	8,406
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,516
	ING Groep NV	3.950%	3/29/27	6,445	7,169
[5]	ING Groep NV	1.726%	4/1/27	9,000	9,003
	ING Groep NV	4.550%	10/2/28	8,990	10,287
	ING Groep NV	4.050%	4/9/29	8,750	9,728
	Intercontinental Exchange Inc.	3.100%	9/15/27	4,725	5,120
	Intercontinental Exchange Inc.	3.750%	9/21/28	3,988	4,386
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,720	11,255
	Jefferies Group LLC	4.850%	1/15/27	4,870	5,602
	Jefferies Group LLC	6.450%	6/8/27	1,100	1,371
	Jefferies Group LLC	4.150%	1/23/30	7,311	8,033
	JPMorgan Chase & Co.	3.300%	4/1/26	19,611	21,285
	JPMorgan Chase & Co.	3.200%	6/15/26	21,266	22,893
	JPMorgan Chase & Co.	2.950%	10/1/26	41,184	43,812
	JPMorgan Chase & Co.	7.625%	10/15/26	4,100	5,337
	JPMorgan Chase & Co.	4.125%	12/15/26	27,041	30,265
	JPMorgan Chase & Co.	8.000%	4/29/27	5,385	7,279
	JPMorgan Chase & Co.	4.250%	10/1/27	9,002	10,150
	JPMorgan Chase & Co.	3.625%	12/1/27	2,783	3,023
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	27,355	30,139
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	18,618	20,297
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	13,408	13,529
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	17,474	18,797
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	27,850	31,004
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	30,216	34,175
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	27,139	31,058
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	36,861	40,077
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	19,721	20,011
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	29,989	34,514
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	18,925	18,823
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	24,461	24,856
	JPMorgan Chase & Co.	1.764%	11/19/31	15,325	14,318
	Kemper Corp.	2.400%	9/30/30	3,650	3,491
[2]	KeyBank NA	3.400%	5/20/26	5,391	5,798
[2]	KeyBank NA	6.950%	2/1/28	500	623
[2]	KeyCorp	2.250%	4/6/27	7,545	7,742
[2]	KeyCorp	4.100%	4/30/28	5,175	5,839
[2]	KeyCorp	2.550%	10/1/29	7,212	7,280
	Lazard Group LLC	3.625%	3/1/27	2,495	2,702
	Lazard Group LLC	4.500%	9/19/28	5,117	5,777
	Lazard Group LLC	4.375%	3/11/29	5,676	6,268
	Lincoln National Corp.	3.625%	12/12/26	4,283	4,722
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,772
	Lincoln National Corp.	3.050%	1/15/30	6,348	6,592
	Lincoln National Corp.	3.400%	1/15/31	3,000	3,187
	Lloyds Banking Group plc	4.650%	3/24/26	103	115
	Lloyds Banking Group plc	3.750%	1/11/27	10,660	11,678
	Lloyds Banking Group plc	4.375%	3/22/28	13,975	15,701
	Lloyds Banking Group plc	4.550%	8/16/28	7,600	8,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lloyds Banking Group plc	3.574%	11/7/28	15,920	17,110
	Loews Corp.	3.750%	4/1/26	100	111
	Loews Corp.	3.200%	5/15/30	8,068	8,495
	Main Street Capital Corp.	3.000%	7/14/26	2,900	2,883
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,840	6,394
	Manulife Financial Corp.	4.150%	3/4/26	274	307
	Manulife Financial Corp.	2.484%	5/19/27	2,303	2,389
[2]	Manulife Financial Corp.	4.061%	2/24/32	6,460	7,109
	Markel Corp.	3.500%	11/1/27	3,200	3,493
	Markel Corp.	3.350%	9/17/29	2,500	2,647
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	170	187
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	17,557	20,100
	Mastercard Inc.	2.950%	11/21/26	6,912	7,457
	Mastercard Inc.	3.300%	3/26/27	8,622	9,457
	Mastercard Inc.	3.500%	2/26/28	6,130	6,735
	Mastercard Inc.	2.950%	6/1/29	10,028	10,750
	Mastercard Inc.	3.350%	3/26/30	10,538	11,547
	Mastercard Inc.	1.900%	3/15/31	1,150	1,130
	Mercury General Corp.	4.400%	3/15/27	3,125	3,526
	MetLife Inc.	4.550%	3/23/30	6,463	7,523
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,375	9,907
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,469	10,488
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	17,050	18,538
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,675	12,971
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,425	6,069
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,188	13,266
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,475	26,692
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,001	6,979
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,550	7,235
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	6,190	6,350
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,358
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,850	3,141
	Mizuho Financial Group Inc.	1.234%	5/22/27	12,300	11,942
	Mizuho Financial Group Inc.	3.170%	9/11/27	10,500	11,334
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,185	6,870
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,525	6,186
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,100	6,367
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,960	5,062
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	150	150
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,041	9,725
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,705	8,238
[2]	Morgan Stanley	3.875%	1/27/26	590	657
[2]	Morgan Stanley	3.125%	7/27/26	21,197	22,809
[2]	Morgan Stanley	6.250%	8/9/26	5,309	6,507
[2]	Morgan Stanley	4.350%	9/8/26	21,072	23,812
	Morgan Stanley	3.625%	1/20/27	33,673	36,963
	Morgan Stanley	3.950%	4/23/27	17,929	19,740
[2]	Morgan Stanley	3.591%	7/22/28	27,255	29,698
[2]	Morgan Stanley	3.772%	1/24/29	27,473	29,951
[2]	Morgan Stanley	4.431%	1/23/30	34,275	39,267
[2]	Morgan Stanley	2.699%	1/22/31	34,518	35,162
[2]	Morgan Stanley	3.622%	4/1/31	28,800	31,226
[2]	Morgan Stanley	1.794%	2/13/32	800	745
	Nasdaq Inc.	3.850%	6/30/26	4,717	5,206
	Nasdaq Inc.	1.650%	1/15/31	916	836
[2]	National Australia Bank Ltd.	2.500%	7/12/26	11,315	11,883
	Natwest Group plc	4.800%	4/5/26	10,321	11,680
[2]	Natwest Group plc	3.073%	5/22/28	15,590	16,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Natwest Group plc	4.892%	5/18/29	15,715	17,867
[2]	Natwest Group plc	5.076%	1/27/30	15,100	17,447
[2]	Natwest Group plc	4.445%	5/8/30	9,190	10,213
[2]	Natwest Group plc	3.032%	11/28/35	7,000	6,693
	Nomura Holdings Inc.	3.103%	1/16/30	17,480	17,760
	Nomura Holdings Inc.	2.679%	7/16/30	4,100	4,025
	Northern Trust Corp.	3.650%	8/3/28	5,306	5,880
	Northern Trust Corp.	3.150%	5/3/29	7,450	7,976
	Northern Trust Corp.	1.950%	5/1/30	500	488
[2]	Northern Trust Corp.	3.375%	5/8/32	4,650	4,941
	Old Republic International Corp.	3.875%	8/26/26	4,779	5,302
	Omega Healthcare Investors Inc.	3.375%	2/1/31	10,450	10,300
	ORIX Corp.	3.700%	7/18/27	4,000	4,436
	ORIX Corp.	2.250%	3/9/31	5,000	4,837
	Owl Rock Capital Corp.	3.400%	7/15/26	10,225	10,357
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	5,233
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,839
	PayPal Holdings Inc.	2.650%	10/1/26	12,620	13,339
	PayPal Holdings Inc.	2.850%	10/1/29	8,225	8,550
	PayPal Holdings Inc.	2.300%	6/1/30	9,700	9,589
[2]	PNC Bank NA	3.100%	10/25/27	6,225	6,719
[2]	PNC Bank NA	3.250%	1/22/28	3,975	4,290
[2]	PNC Bank NA	4.050%	7/26/28	11,750	13,133
[2]	PNC Bank NA	2.700%	10/22/29	10,125	10,341
	PNC Financial Services Group Inc.	2.600%	7/23/26	8,424	8,898
	PNC Financial Services Group Inc.	3.150%	5/19/27	8,339	9,000
	PNC Financial Services Group Inc.	3.450%	4/23/29	16,801	18,151
	PNC Financial Services Group Inc.	2.550%	1/22/30	20,788	21,065
	Principal Financial Group Inc.	3.100%	11/15/26	6,435	6,949
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,604
	Principal Financial Group Inc.	2.125%	6/15/30	6,550	6,304
	Progressive Corp.	2.450%	1/15/27	6,115	6,444
	Progressive Corp.	4.000%	3/1/29	100	113
	Progressive Corp.	3.200%	3/26/30	8,912	9,573
[2]	Prudential Financial Inc.	1.500%	3/10/26	472	476
[2]	Prudential Financial Inc.	3.878%	3/27/28	3,000	3,388
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,981
[2]	Prudential Financial Inc.	4.500%	9/15/47	6,413	6,830
[2]	Prudential Financial Inc.	5.700%	9/15/48	5,410	6,154
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,050	9,118
	Prudential plc	3.125%	4/14/30	8,068	8,503
	Raymond James Financial Inc.	3.625%	9/15/26	5,632	6,241
	Raymond James Financial Inc.	4.650%	4/1/30	9,288	10,713
	Realty Income Corp.	0.750%	3/15/26	214	206
	Realty Income Corp.	4.125%	10/15/26	5,140	5,790
	Reinsurance Group of America Inc.	3.950%	9/15/26	3,290	3,656
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,684	7,268
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	5,266
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,945
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,339
[2]	Royal Bank of Canada	4.650%	1/27/26	484	552
	Sabra Health Care LP	3.900%	10/15/29	5,130	5,241
	Santander Holdings USA Inc.	3.244%	10/5/26	11,337	11,953
	Santander Holdings USA Inc.	4.400%	7/13/27	13,197	14,639
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	7,400	8,055
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	7,919
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,700	2,679
	State Street Corp.	2.650%	5/19/26	7,155	7,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State Street Corp.	4.141%	12/3/29	4,400	5,024
	State Street Corp.	2.400%	1/24/30	10,150	10,318
	State Street Corp.	2.200%	3/3/31	7,200	6,983
	State Street Corp.	3.152%	3/30/31	1,200	1,271
[2]	State Street Corp.	3.031%	11/1/34	3,900	4,020
	Stifel Financial Corp.	4.000%	5/15/30	3,365	3,630
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	93	102
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,609	17,389
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,377	11,065
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	16,200	17,610
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	12,322
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	300	325
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,000	5,410
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,355	8,127
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,305	2,605
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	15,998	16,638
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,134	5,291
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,750	9,897
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	20,835	21,152
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,364	10,028
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	12,600	11,779
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,000	3,696
	SVB Financial Group	3.125%	6/5/30	4,560	4,720
	SVB Financial Group	1.800%	2/2/31	2,550	2,351
	Synchrony Financial	3.700%	8/4/26	6,694	7,165
	Synchrony Financial	3.950%	12/1/27	6,104	6,576
	Synchrony Financial	5.150%	3/19/29	5,560	6,436
	TD Ameritrade Holding Corp.	3.300%	4/1/27	7,017	7,622
	TD Ameritrade Holding Corp.	2.750%	10/1/29	6,050	6,266
[2]	Toronto-Dominion Bank	3.625%	9/15/31	14,715	16,150
[2]	Truist Bank	3.300%	5/15/26	750	812
[2]	Truist Bank	3.800%	10/30/26	2,298	2,555
[2]	Truist Bank	2.250%	3/11/30	21,300	20,781
[2]	Truist Financial Corp.	1.125%	8/3/27	8,525	8,184
[2]	Truist Financial Corp.	3.875%	3/19/29	5,600	6,201
[2]	Truist Financial Corp.	1.950%	6/5/30	9,000	8,702
	Unum Group	4.000%	6/15/29	4,000	4,315
[2]	US Bancorp	3.100%	4/27/26	14,020	15,141
[2]	US Bancorp	2.375%	7/22/26	14,005	14,590
[2]	US Bancorp	3.150%	4/27/27	13,363	14,464
[2]	US Bancorp	3.900%	4/26/28	4,033	4,523
[2]	US Bancorp	3.000%	7/30/29	6,250	6,523
[2]	US Bancorp	1.375%	7/22/30	7,175	6,618
	VEREIT Operating Partnership LP	3.400%	1/15/28	6,600	6,973
	VEREIT Operating Partnership LP	2.200%	6/15/28	1,000	981
	Visa Inc.	1.900%	4/15/27	14,010	14,318
	Visa Inc.	0.750%	8/15/27	2,200	2,106
	Visa Inc.	2.750%	9/15/27	8,550	9,131
	Visa Inc.	2.050%	4/15/30	10,375	10,320
	Visa Inc.	1.100%	2/15/31	9,000	8,163
	Voya Financial Inc.	3.650%	6/15/26	3,739	4,135
[2]	Voya Financial Inc.	4.700%	1/23/48	4,180	4,232
	Wachovia Corp.	7.574%	8/1/26	1,250	1,591
	Webster Financial Corp.	4.100%	3/25/29	2,500	2,660
	Wells Fargo & Co.	3.000%	4/22/26	33,947	36,206
[2]	Wells Fargo & Co.	4.100%	6/3/26	24,487	27,163
	Wells Fargo & Co.	3.000%	10/23/26	30,988	33,043
[2]	Wells Fargo & Co.	3.196%	6/17/27	26,605	28,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	4.300%	7/22/27	12,990	14,701
[2]	Wells Fargo & Co.	3.584%	5/22/28	24,507	26,731
[2]	Wells Fargo & Co.	2.393%	6/2/28	14,325	14,641
[2]	Wells Fargo & Co.	4.150%	1/24/29	13,248	14,891
[2]	Wells Fargo & Co.	2.879%	10/30/30	24,018	24,749
[2]	Wells Fargo & Co.	2.572%	2/11/31	21,900	22,101
[2]	Wells Fargo & Co.	4.478%	4/4/31	48,469	55,645
	Welltower Inc.	4.250%	4/1/26	6,958	7,801
	Western Union Co.	1.350%	3/15/26	2,000	1,950
	Western Union Co.	2.750%	3/15/31	3,000	2,853
	Westpac Banking Corp.	2.850%	5/13/26	10,157	10,844
	Westpac Banking Corp.	2.700%	8/19/26	8,160	8,725
	Westpac Banking Corp.	3.350%	3/8/27	5,779	6,336
	Westpac Banking Corp.	3.400%	1/25/28	1,136	1,240
	Westpac Banking Corp.	2.650%	1/16/30	2,625	2,718
[2]	Westpac Banking Corp.	2.894%	2/4/30	8,300	8,507
[2]	Westpac Banking Corp.	4.322%	11/23/31	20,075	22,233
	Westpac Banking Corp.	4.110%	7/24/34	13,697	14,633
	Westpac Banking Corp.	2.668%	11/15/35	18,950	17,978
	Willis North America Inc.	4.500%	9/15/28	4,197	4,772
	Willis North America Inc.	2.950%	9/15/29	7,077	7,308
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,084
	Zions Bancorp NA	3.250%	10/29/29	4,155	4,203
					5,030,311
Health Care (4.1%)
	Abbott Laboratories	3.750%	11/30/26	15,960	17,879
	Abbott Laboratories	1.150%	1/30/28	8,050	7,690
	Abbott Laboratories	1.400%	6/30/30	4,300	4,004
	AbbVie Inc.	3.200%	5/14/26	15,782	16,968
	AbbVie Inc.	2.950%	11/21/26	40,483	42,928
	AbbVie Inc.	4.250%	11/14/28	17,349	19,738
	AbbVie Inc.	3.200%	11/21/29	52,350	55,296
	Adventist Health System	2.952%	3/1/29	2,250	2,341
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,883
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,610	1,588
	Agilent Technologies Inc.	3.050%	9/22/26	2,750	2,960
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	4,996
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	4,187
	AmerisourceBergen Corp.	3.450%	12/15/27	4,708	5,127
	AmerisourceBergen Corp.	2.800%	5/15/30	8,425	8,573
	AmerisourceBergen Corp.	2.700%	3/15/31	5,000	4,964
	Amgen Inc.	2.600%	8/19/26	9,951	10,441
	Amgen Inc.	2.200%	2/21/27	12,250	12,522
	Amgen Inc.	3.200%	11/2/27	7,006	7,557
	Amgen Inc.	2.450%	2/21/30	16,325	16,433
	Amgen Inc.	2.300%	2/25/31	4,508	4,430
	Anthem Inc.	3.650%	12/1/27	18,101	19,926
	Anthem Inc.	4.101%	3/1/28	4,616	5,140
	Anthem Inc.	2.875%	9/15/29	9,258	9,584
	Anthem Inc.	2.250%	5/15/30	15,745	15,445
	Anthem Inc.	2.550%	3/15/31	5,100	5,081
[2]	Ascension Health	2.532%	11/15/29	7,580	7,775
	AstraZeneca plc	0.700%	4/8/26	12,376	11,913
	AstraZeneca plc	3.125%	6/12/27	8,079	8,708
	AstraZeneca plc	4.000%	1/17/29	10,548	11,814
	AstraZeneca plc	1.375%	8/6/30	10,075	9,227
	Banner Health	2.338%	1/1/30	2,725	2,728
	Banner Health	1.897%	1/1/31	2,250	2,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	2.600%	8/15/26	7,417	7,852
[2,4]	Baxter International Inc.	3.950%	4/1/30	4,500	5,031
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,000	951
	Becton Dickinson & Co.	3.700%	6/6/27	21,050	23,168
	Becton Dickinson & Co.	2.823%	5/20/30	1,560	1,590
	Becton Dickinson & Co.	1.957%	2/11/31	6,725	6,390
	Biogen Inc.	2.250%	5/1/30	14,995	14,484
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,514	3,789
	Boston Scientific Corp.	4.000%	3/1/29	17,571	19,465
	Boston Scientific Corp.	2.650%	6/1/30	12,235	12,278
	Bristol-Myers Squibb Co.	3.200%	6/15/26	25,942	28,193
	Bristol-Myers Squibb Co.	3.250%	2/27/27	200	218
	Bristol-Myers Squibb Co.	1.125%	11/13/27	9,100	8,784
	Bristol-Myers Squibb Co.	3.450%	11/15/27	12,136	13,278
	Bristol-Myers Squibb Co.	3.900%	2/20/28	14,950	16,758
	Bristol-Myers Squibb Co.	3.400%	7/26/29	39,907	43,441
	Bristol-Myers Squibb Co.	1.450%	11/13/30	8,250	7,600
	Cardinal Health Inc.	3.410%	6/15/27	9,630	10,388
[2]	CHRISTUS Health	4.341%	7/1/28	3,085	3,480
[2]	Cigna Corp.	4.500%	2/25/26	247	279
[2]	Cigna Corp.	3.400%	3/1/27	10,022	10,849
[2]	Cigna Corp.	3.050%	10/15/27	2,985	3,174
	Cigna Corp.	4.375%	10/15/28	38,975	44,486
	Cigna Corp.	2.400%	3/15/30	18,295	18,132
	Cigna Corp.	2.375%	3/15/31	13,000	12,727
	CommonSpirit Health	3.347%	10/1/29	7,909	8,388
	CommonSpirit Health	2.782%	10/1/30	2,200	2,214
	CVS Health Corp.	2.875%	6/1/26	20,700	21,898
	CVS Health Corp.	3.000%	8/15/26	6,519	6,945
	CVS Health Corp.	3.625%	4/1/27	4,308	4,733
	CVS Health Corp.	1.300%	8/21/27	17,275	16,636
	CVS Health Corp.	4.300%	3/25/28	57,712	65,324
	CVS Health Corp.	3.250%	8/15/29	25,444	26,724
	CVS Health Corp.	3.750%	4/1/30	11,974	13,055
	CVS Health Corp.	1.750%	8/21/30	13,375	12,425
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,334	6,594
	DH Europe Finance II Sarl	2.600%	11/15/29	4,100	4,180
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,835	5,431
	Eli Lilly & Co.	3.375%	3/15/29	9,507	10,443
	Gilead Sciences Inc.	2.950%	3/1/27	8,207	8,718
	Gilead Sciences Inc.	1.200%	10/1/27	3,375	3,223
	Gilead Sciences Inc.	1.650%	10/1/30	9,425	8,802
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	11,200	12,593
	GlaxoSmithKline Capital plc	3.375%	6/1/29	6,670	7,248
	HCA Inc.	5.250%	6/15/26	13,412	15,407
	HCA Inc.	4.500%	2/15/27	10,407	11,656
	HCA Inc.	4.125%	6/15/29	16,906	18,681
	Humana Inc.	3.950%	3/15/27	3,771	4,203
	Humana Inc.	3.125%	8/15/29	6,106	6,366
	Humana Inc.	4.875%	4/1/30	2,200	2,571
	Illumina Inc.	2.550%	3/23/31	4,000	3,964
	Johnson & Johnson	2.950%	3/3/27	8,542	9,283
	Johnson & Johnson	0.950%	9/1/27	13,725	13,300
	Johnson & Johnson	2.900%	1/15/28	11,166	12,005
	Johnson & Johnson	6.950%	9/1/29	1,850	2,557
	Johnson & Johnson	1.300%	9/1/30	15,008	14,057
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,471	4,890
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,910	4,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,245	7,459
	McKesson Corp.	3.950%	2/16/28	6,549	7,273
	McKesson Corp.	4.750%	5/30/29	3,366	3,906
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,900	3,178
	Merck & Co. Inc.	0.750%	2/24/26	549	540
	Merck & Co. Inc.	3.400%	3/7/29	15,592	17,183
	Merck & Co. Inc.	1.450%	6/24/30	7,350	6,945
[2]	Mercy Health	4.302%	7/1/28	2,440	2,804
	Mylan Inc.	4.550%	4/15/28	5,900	6,648
	Novartis Capital Corp.	2.000%	2/14/27	8,304	8,539
	Novartis Capital Corp.	3.100%	5/17/27	10,426	11,278
	Novartis Capital Corp.	2.200%	8/14/30	3,650	3,671
	PerkinElmer Inc.	3.300%	9/15/29	12,675	13,361
	PerkinElmer Inc.	2.550%	3/15/31	3,500	3,465
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	107	116
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	5,226	5,113
	Pfizer Inc.	2.750%	6/3/26	12,911	13,830
	Pfizer Inc.	3.000%	12/15/26	9,929	10,796
	Pfizer Inc.	3.600%	9/15/28	5,832	6,447
	Pfizer Inc.	3.450%	3/15/29	17,929	19,670
	Pfizer Inc.	2.625%	4/1/30	6,300	6,508
	Pfizer Inc.	1.700%	5/28/30	16,650	15,902
	Pharmacia LLC	6.600%	12/1/28	3,400	4,471
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	3,025	3,214
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	3,045
	Quest Diagnostics Inc.	3.450%	6/1/26	4,283	4,645
	Quest Diagnostics Inc.	4.200%	6/30/29	4,250	4,802
	Quest Diagnostics Inc.	2.950%	6/30/30	6,500	6,661
	Quest Diagnostics Inc.	2.800%	6/30/31	1,250	1,266
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	9,939	9,170
[2,4]	Royalty Pharma plc	1.750%	9/2/27	10,416	10,144
[2,4]	Royalty Pharma plc	2.200%	9/2/30	8,275	7,889
[2]	Rush Obligated Group	3.922%	11/15/29	3,000	3,350
	Sanofi	3.625%	6/19/28	7,225	8,040
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	30,904	33,274
	Smith & Nephew plc	2.032%	10/14/30	7,200	6,772
[2]	SSM Health Care Corp.	3.823%	6/1/27	3,950	4,444
[2]	Stanford Health Care	3.310%	8/15/30	2,637	2,849
[5]	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	4,250	4,205
	Stryker Corp.	3.650%	3/7/28	4,775	5,255
	Stryker Corp.	1.950%	6/15/30	6,243	6,021
[2]	Sutter Health	3.695%	8/15/28	3,125	3,419
[2]	Sutter Health	2.294%	8/15/30	6,025	5,912
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,295	18,038
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,820	21,940
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	13,520	14,440
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,793	8,370
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	5,550	5,647
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	4,305	5,012
[2]	Toledo Hospital	5.325%	11/15/28	2,800	3,227
	UnitedHealth Group Inc.	1.250%	1/15/26	419	418
	UnitedHealth Group Inc.	3.100%	3/15/26	422	457
	UnitedHealth Group Inc.	3.450%	1/15/27	3,579	3,966
	UnitedHealth Group Inc.	3.375%	4/15/27	5,015	5,496
	UnitedHealth Group Inc.	2.950%	10/15/27	7,915	8,499
	UnitedHealth Group Inc.	3.850%	6/15/28	10,633	11,915
	UnitedHealth Group Inc.	3.875%	12/15/28	10,166	11,412
	UnitedHealth Group Inc.	2.875%	8/15/29	10,505	11,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	7,065	6,921
[2,4]	Universal Health Services Inc.	2.650%	10/15/30	8,005	7,725
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,927	25,170
[2,4]	Viatris Inc.	2.300%	6/22/27	11,875	11,988
[2,4]	Viatris Inc.	2.700%	6/22/30	16,000	15,788
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	189	201
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	10,100	10,775
	Zoetis Inc.	3.000%	9/12/27	7,627	8,103
	Zoetis Inc.	3.900%	8/20/28	6,716	7,458
	Zoetis Inc.	2.000%	5/15/30	3,550	3,399
					1,589,454
Industrials (3.1%)
[2]	3M Co.	2.250%	9/19/26	7,006	7,337
	3M Co.	2.875%	10/15/27	8,375	8,976
[2]	3M Co.	3.625%	9/14/28	6,156	6,852
[2]	3M Co.	3.375%	3/1/29	6,600	7,108
	3M Co.	2.375%	8/26/29	8,962	9,128
	3M Co.	3.050%	4/15/30	3,790	4,019
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	4,325
	Agilent Technologies Inc.	2.300%	3/12/31	7,000	6,807
	Allegion plc	3.500%	10/1/29	3,550	3,721
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,389
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,607	1,615
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,047	4,018
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,557	3,514
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	765	771
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,756	4,720
	Amphenol Corp.	4.350%	6/1/29	2,100	2,365
	Amphenol Corp.	2.800%	2/15/30	10,175	10,395
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	114
	Boeing Co.	3.100%	5/1/26	7,075	7,372
	Boeing Co.	2.250%	6/15/26	6,233	6,239
	Boeing Co.	2.700%	2/1/27	7,302	7,402
	Boeing Co.	2.800%	3/1/27	3,498	3,555
	Boeing Co.	5.040%	5/1/27	17,595	19,967
	Boeing Co.	3.250%	2/1/28	7,916	8,171
	Boeing Co.	3.250%	3/1/28	4,000	4,092
	Boeing Co.	3.450%	11/1/28	5,636	5,801
	Boeing Co.	3.200%	3/1/29	8,400	8,449
	Boeing Co.	2.950%	2/1/30	6,798	6,719
	Boeing Co.	5.150%	5/1/30	40,567	46,692
	Boeing Co.	3.625%	2/1/31	10,000	10,411
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	6,792	7,362
	Canadian National Railway Co.	6.900%	7/15/28	3,350	4,425
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,620	6,268
	Canadian Pacific Railway Co.	2.050%	3/5/30	10,525	10,152
	Carrier Global Corp.	2.493%	2/15/27	15,745	16,362
	Carrier Global Corp.	2.722%	2/15/30	21,950	22,129
	Carrier Global Corp.	2.700%	2/15/31	6,500	6,485
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,485	4,700
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,725	4,544
	Caterpillar Inc.	2.600%	9/19/29	3,725	3,816
	Caterpillar Inc.	2.600%	4/9/30	10,455	10,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	1.900%	3/12/31	2,000	1,923
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	6,464
[2]	CNH Industrial NV	3.850%	11/15/27	4,775	5,281
	CSX Corp.	2.600%	11/1/26	6,000	6,344
	CSX Corp.	3.250%	6/1/27	8,380	9,075
	CSX Corp.	3.800%	3/1/28	5,006	5,520
	CSX Corp.	4.250%	3/15/29	11,250	12,781
	CSX Corp.	2.400%	2/15/30	3,325	3,344
	Cummins Inc.	1.500%	9/1/30	5,523	5,131
	Deere & Co.	5.375%	10/16/29	1,558	1,929
	Deere & Co.	3.100%	4/15/30	3,631	3,865
[2,4]	Delta Air Lines Inc.	4.750%	10/20/28	5,000	5,438
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	875	925
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,791	6,809
	Dover Corp.	2.950%	11/4/29	1,750	1,824
	Eaton Corp.	3.103%	9/15/27	6,300	6,773
	Emerson Electric Co.	0.875%	10/15/26	7,100	6,882
	Emerson Electric Co.	1.800%	10/15/27	6,200	6,223
	Emerson Electric Co.	1.950%	10/15/30	2,445	2,381
	FedEx Corp.	3.250%	4/1/26	3,857	4,161
	FedEx Corp.	3.300%	3/15/27	5,875	6,345
	FedEx Corp.	3.400%	2/15/28	7,448	8,024
	FedEx Corp.	4.200%	10/17/28	2,000	2,256
	FedEx Corp.	3.100%	8/5/29	9,800	10,227
	FedEx Corp.	4.250%	5/15/30	6,350	7,215
	Flowserve Corp.	3.500%	10/1/30	4,460	4,527
	Fortive Corp.	3.150%	6/15/26	7,181	7,750
	General Dynamics Corp.	2.125%	8/15/26	6,785	7,032
	General Dynamics Corp.	3.500%	4/1/27	4,767	5,255
	General Dynamics Corp.	2.625%	11/15/27	3,485	3,688
	General Dynamics Corp.	3.750%	5/15/28	5,880	6,552
	General Dynamics Corp.	3.625%	4/1/30	8,563	9,443
	General Electric Co.	3.450%	5/1/27	10,025	10,897
	General Electric Co.	3.625%	5/1/30	13,593	14,611
	Honeywell International Inc.	2.500%	11/1/26	13,968	14,820
	Honeywell International Inc.	2.700%	8/15/29	5,905	6,156
	Honeywell International Inc.	1.950%	6/1/30	10,000	9,840
	Hubbell Inc.	3.150%	8/15/27	2,200	2,355
	Hubbell Inc.	3.500%	2/15/28	4,150	4,440
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,345	4,703
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,000	5,539
	IDEX Corp.	3.000%	5/1/30	4,568	4,700
	Illinois Tool Works Inc.	2.650%	11/15/26	4,166	4,432
[2]	John Deere Capital Corp.	2.650%	6/10/26	6,473	6,880
[2]	John Deere Capital Corp.	2.250%	9/14/26	5,395	5,651
[2]	John Deere Capital Corp.	1.750%	3/9/27	4,750	4,795
[2]	John Deere Capital Corp.	2.800%	9/8/27	5,200	5,514
[2]	John Deere Capital Corp.	3.050%	1/6/28	3,935	4,211
[2]	John Deere Capital Corp.	3.450%	3/7/29	6,666	7,304
[2]	John Deere Capital Corp.	2.800%	7/18/29	4,614	4,836
[2]	John Deere Capital Corp.	2.450%	1/9/30	7,065	7,201
	John Deere Capital Corp.	1.450%	1/15/31	3,600	3,329
	Johnson Controls International plc	1.750%	9/15/30	2,325	2,179
	Kansas City Southern	2.875%	11/15/29	5,300	5,418
	Kennametal Inc.	4.625%	6/15/28	1,989	2,209
	Keysight Technologies Inc.	4.600%	4/6/27	5,275	6,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	4,970
	Kirby Corp.	4.200%	3/1/28	5,070	5,482
	L3Harris Technologies Inc.	3.850%	12/15/26	5,000	5,530
	L3Harris Technologies Inc.	4.400%	6/15/28	3,325	3,758
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	12,613	14,235
	L3Harris Technologies Inc.	2.900%	12/15/29	3,332	3,434
	L3Harris Technologies Inc.	1.800%	1/15/31	5,750	5,385
	Lennox International Inc.	1.700%	8/1/27	2,875	2,835
	Lockheed Martin Corp.	1.850%	6/15/30	7,172	6,967
[2,4]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,187
	Norfolk Southern Corp.	2.900%	6/15/26	5,571	5,961
	Norfolk Southern Corp.	7.800%	5/15/27	50	67
	Norfolk Southern Corp.	3.150%	6/1/27	3,085	3,332
	Norfolk Southern Corp.	3.800%	8/1/28	6,958	7,706
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	4,051
	Northrop Grumman Corp.	3.200%	2/1/27	7,525	8,128
	Northrop Grumman Corp.	3.250%	1/15/28	23,766	25,426
	Northrop Grumman Corp.	4.400%	5/1/30	11,584	13,334
	nVent Finance Sarl	4.550%	4/15/28	4,099	4,319
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,491
	Oshkosh Corp.	3.100%	3/1/30	2,050	2,106
	Otis Worldwide Corp.	2.293%	4/5/27	3,617	3,710
	Otis Worldwide Corp.	2.565%	2/15/30	14,166	14,260
	Parker-Hannifin Corp.	3.250%	3/1/27	6,278	6,786
	Parker-Hannifin Corp.	3.250%	6/14/29	9,347	9,971
	Raytheon Technologies Corp.	3.500%	3/15/27	16,964	18,529
	Raytheon Technologies Corp.	3.125%	5/4/27	18,000	19,327
	Raytheon Technologies Corp.	7.200%	8/15/27	182	238
	Raytheon Technologies Corp.	6.700%	8/1/28	1,300	1,664
	Raytheon Technologies Corp.	4.125%	11/16/28	26,733	30,089
	Raytheon Technologies Corp.	7.500%	9/15/29	3,880	5,289
	Raytheon Technologies Corp.	2.250%	7/1/30	7,086	6,955
	Republic Services Inc.	2.900%	7/1/26	6,605	7,038
	Republic Services Inc.	3.375%	11/15/27	8,241	9,001
	Republic Services Inc.	3.950%	5/15/28	1,036	1,149
	Republic Services Inc.	2.300%	3/1/30	11,053	10,875
	Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,115
[2]	Ryder System Inc.	2.900%	12/1/26	3,725	3,950
	Southwest Airlines Co.	3.000%	11/15/26	4,145	4,353
	Southwest Airlines Co.	5.125%	6/15/27	14,705	16,824
	Southwest Airlines Co.	3.450%	11/16/27	2,300	2,442
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,405
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,214	1,208
	Teledyne Technologies Inc.	2.250%	4/1/28	6,000	5,973
	Teledyne Technologies Inc.	2.750%	4/1/31	5,000	4,966
	Textron Inc.	3.650%	3/15/27	5,118	5,525
	Textron Inc.	3.375%	3/1/28	1,250	1,308
	Textron Inc.	3.900%	9/17/29	1,493	1,614
	Textron Inc.	3.000%	6/1/30	550	558
	Timken Co.	4.500%	12/15/28	3,000	3,196
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,350	3,672
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	8,700	9,539
	Trimble Inc.	4.900%	6/15/28	5,242	6,041
	Tyco Electronics Group SA	3.125%	8/15/27	5,950	6,395
	Union Pacific Corp.	2.150%	2/5/27	5,332	5,489
	Union Pacific Corp.	3.000%	4/15/27	3,467	3,710
	Union Pacific Corp.	3.950%	9/10/28	14,192	15,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.700%	3/1/29	11,127	12,191
	Union Pacific Corp.	2.400%	2/5/30	5,975	5,983
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,553	3,670
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	5,013	5,151
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,446	2,454
[2]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	694	704
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	30,055	33,148
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,565	1,620
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,527	2,565
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	5,553	5,631
	United Parcel Service Inc.	2.400%	11/15/26	3,910	4,132
	United Parcel Service Inc.	3.050%	11/15/27	9,112	9,895
	United Parcel Service Inc.	3.400%	3/15/29	5,583	6,052
	United Parcel Service Inc.	2.500%	9/1/29	3,850	3,924
	United Parcel Service Inc.	4.450%	4/1/30	5,925	6,932
	United Parcel Service of America Inc.	7.620%	4/1/30	550	767
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	296	304
[2,4]	Vontier Corp.	1.800%	4/1/26	3,000	2,975
[2,4]	Vontier Corp.	2.400%	4/1/28	4,000	3,933
[2,4]	Vontier Corp.	2.950%	4/1/31	2,000	1,942
	Waste Connections Inc.	3.500%	5/1/29	4,575	4,930
	Waste Connections Inc.	2.600%	2/1/30	6,035	6,058
	Waste Management Inc.	3.150%	11/15/27	6,974	7,530
	Waste Management Inc.	1.150%	3/15/28	2,175	2,059
	Waste Management Inc.	1.500%	3/15/31	1,400	1,292
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	8,772	9,447
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	5,975	6,811
	Xylem Inc.	3.250%	11/1/26	4,685	5,078
	Xylem Inc.	1.950%	1/30/28	5,000	4,992
	Xylem Inc.	2.250%	1/30/31	1,700	1,663
					1,205,003
Materials (1.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,227	5,287
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,968	8,819
	Amcor Finance USA Inc.	4.500%	5/15/28	2,900	3,311
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,878
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,475	4,455
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	6,142
	Avery Dennison Corp.	4.875%	12/6/28	4,225	4,920
	Avery Dennison Corp.	2.650%	4/30/30	5,789	5,811
	Cabot Corp.	4.000%	7/1/29	2,900	3,042
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,711
	Carlisle Cos. Inc.	2.750%	3/1/30	7,120	7,162
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,470	8,049
	Dow Chemical Co.	3.625%	5/15/26	7,178	7,878
	Dow Chemical Co.	4.800%	11/30/28	8,900	10,337
	Dow Chemical Co.	7.375%	11/1/29	1,025	1,388
	Dow Chemical Co.	2.100%	11/15/30	5,625	5,437
	DuPont de Nemours Inc.	4.725%	11/15/28	17,620	20,419
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	2.700%	11/1/26	7,198	7,657
	Ecolab Inc.	3.250%	12/1/27	1,760	1,911
	Ecolab Inc.	4.800%	3/24/30	7,340	8,716
	Ecolab Inc.	1.300%	1/30/31	6,650	6,042
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	4,949
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,900	6,719
	FMC Corp.	3.200%	10/1/26	6,751	7,260
	FMC Corp.	3.450%	10/1/29	5,225	5,522
[2,4]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,905
[2,4]	Georgia-Pacific LLC	2.100%	4/30/27	2,000	2,034
[2,4]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	2,982
	Huntsman International LLC	4.500%	5/1/29	6,948	7,668
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	3,374
	International Paper Co.	3.000%	2/15/27	350	378
	Kinross Gold Corp.	4.500%	7/15/27	6,042	6,797
	Linde Inc.	1.100%	8/10/30	5,875	5,336
	LYB International Finance II BV	3.500%	3/2/27	8,697	9,416
	LYB International Finance III LLC	3.375%	5/1/30	5,524	5,852
	LYB International Finance III LLC	2.250%	10/1/30	4,575	4,395
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,328
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	3,037
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,263	5,229
	Mosaic Co.	4.050%	11/15/27	5,387	5,986
	NewMarket Corp.	2.700%	3/18/31	4,000	3,898
	Newmont Corp.	2.800%	10/1/29	10,533	10,819
	Newmont Corp.	2.250%	10/1/30	4,300	4,176
	Nucor Corp.	3.950%	5/1/28	4,410	4,909
	Nucor Corp.	2.700%	6/1/30	4,500	4,566
	Nutrien Ltd.	4.000%	12/15/26	4,963	5,553
	Nutrien Ltd.	4.200%	4/1/29	3,575	4,018
	Nutrien Ltd.	2.950%	5/13/30	6,075	6,259
	Owens Corning	3.400%	8/15/26	4,210	4,568
	Owens Corning	3.950%	8/15/29	4,175	4,591
	Owens Corning	3.875%	6/1/30	1,815	1,979
	Packaging Corp. of America	3.400%	12/15/27	3,495	3,813
	Packaging Corp. of America	3.000%	12/15/29	3,515	3,663
	PPG Industries Inc.	3.750%	3/15/28	1,175	1,314
	PPG Industries Inc.	2.800%	8/15/29	600	622
	PPG Industries Inc.	2.550%	6/15/30	5,200	5,237
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,827
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,471
	Rohm & Haas Co.	7.850%	7/15/29	12,350	16,490
	RPM International Inc.	3.750%	3/15/27	5,415	5,955
	RPM International Inc.	4.550%	3/1/29	4,401	4,947
	Sherwin-Williams Co.	3.450%	6/1/27	13,472	14,648
	Sherwin-Williams Co.	2.950%	8/15/29	11,250	11,712
	Sherwin-Williams Co.	2.300%	5/15/30	2,235	2,196
	Sonoco Products Co.	3.125%	5/1/30	4,851	4,983
	Steel Dynamics Inc.	1.650%	10/15/27	1,800	1,765
	Steel Dynamics Inc.	3.450%	4/15/30	5,932	6,332
	Steel Dynamics Inc.	3.250%	1/15/31	7,484	7,924
	Suzano Austria GmbH	6.000%	1/15/29	17,025	20,018
	Suzano Austria GmbH	5.000%	1/15/30	9,525	10,491
	Suzano Austria GmbH	3.750%	1/15/31	6,800	7,016
	Teck Resources Ltd.	3.900%	7/15/30	5,200	5,399
	Vale Overseas Ltd.	6.250%	8/10/26	17,329	20,535
	Vale Overseas Ltd.	3.750%	7/8/30	9,725	10,137
	Vulcan Materials Co.	3.900%	4/1/27	1,500	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vulcan Materials Co.	3.500%	6/1/30	8,040	8,601
	Westlake Chemical Corp.	3.600%	8/15/26	8,253	8,928
	Westlake Chemical Corp.	3.375%	6/15/30	2,275	2,354
	WRKCo Inc.	3.375%	9/15/27	9,011	9,751
	WRKCo Inc.	4.000%	3/15/28	3,938	4,367
	WRKCo Inc.	3.900%	6/1/28	4,250	4,669
	WRKCo Inc.	4.900%	3/15/29	10,138	11,874
					509,954
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,229	5,778
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	925	1,035
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,425	6,036
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,396
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,293	5,408
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	719
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,000	9,459
	American Assets Trust LP	3.375%	2/1/31	4,397	4,320
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,905	6,353
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,280	1,397
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	4,086
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	800	860
	American Homes 4 Rent LP	4.250%	2/15/28	4,875	5,351
	American Homes 4 Rent LP	4.900%	2/15/29	3,375	3,854
	American Tower Corp.	3.375%	10/15/26	9,934	10,705
	American Tower Corp.	2.750%	1/15/27	890	930
	American Tower Corp.	3.125%	1/15/27	10,084	10,727
	American Tower Corp.	3.550%	7/15/27	5,625	6,094
	American Tower Corp.	3.600%	1/15/28	8,345	9,015
	American Tower Corp.	1.500%	1/31/28	2,950	2,811
	American Tower Corp.	3.950%	3/15/29	7,475	8,221
	American Tower Corp.	3.800%	8/15/29	13,692	14,787
	American Tower Corp.	2.900%	1/15/30	8,066	8,153
	American Tower Corp.	2.100%	6/15/30	6,125	5,828
	American Tower Corp.	1.875%	10/15/30	6,216	5,794
	American Tower Corp.	2.700%	4/15/31	4,400	4,394
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	6,413	6,863
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,835	4,171
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	1,900	2,015
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,342
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	5,297
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	300	300
	Boston Properties LP	2.750%	10/1/26	12,122	12,756
	Boston Properties LP	4.500%	12/1/28	7,026	7,978
	Boston Properties LP	3.400%	6/21/29	8,694	9,163
	Boston Properties LP	2.900%	3/15/30	1,100	1,109
	Boston Properties LP	3.250%	1/30/31	11,241	11,626
	Brandywine Operating Partnership LP	3.950%	11/15/27	8,325	8,899
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,600	2,757
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	7,126
	Brixmor Operating Partnership LP	3.900%	3/15/27	2,575	2,800
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,141	7,725
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,451	8,005
	Camden Property Trust	4.100%	10/15/28	4,300	4,817
	Camden Property Trust	3.150%	7/1/29	13,206	13,914

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Camden Property Trust	2.800%	5/15/30	4,063	4,165
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,075	4,171
Corporate Office Properties LP	2.250%	3/15/26	141	143
Crown Castle International Corp.	3.700%	6/15/26	6,530	7,120
Crown Castle International Corp.	1.050%	7/15/26	8,100	7,823
Crown Castle International Corp.	4.000%	3/1/27	6,110	6,739
Crown Castle International Corp.	3.650%	9/1/27	5,684	6,190
Crown Castle International Corp.	3.800%	2/15/28	12,031	13,100
Crown Castle International Corp.	4.300%	2/15/29	1,525	1,705
Crown Castle International Corp.	3.100%	11/15/29	5,975	6,134
Crown Castle International Corp.	3.300%	7/1/30	9,071	9,446
Crown Castle International Corp.	2.250%	1/15/31	7,550	7,231
Crown Castle International Corp.	2.100%	4/1/31	3,000	2,824
CubeSmart LP	3.125%	9/1/26	4,600	4,894
CubeSmart LP	4.375%	2/15/29	5,878	6,538
CubeSmart LP	3.000%	2/15/30	800	811
CyrusOne LP	3.450%	11/15/29	6,185	6,328
CyrusOne LP	2.150%	11/1/30	2,417	2,231
Digital Realty Trust LP	3.700%	8/15/27	6,554	7,202
Digital Realty Trust LP	4.450%	7/15/28	6,870	7,772
Digital Realty Trust LP	3.600%	7/1/29	11,675	12,583
Duke Realty LP	3.250%	6/30/26	1,750	1,892
Duke Realty LP	3.375%	12/15/27	5,980	6,527
Duke Realty LP	4.000%	9/15/28	3,155	3,498
Duke Realty LP	2.875%	11/15/29	3,300	3,390
Duke Realty LP	1.750%	7/1/30	4,625	4,325
Equinix Inc.	2.900%	11/18/26	8,850	9,336
Equinix Inc.	5.375%	5/15/27	11,500	12,017
Equinix Inc.	1.800%	7/15/27	4,825	4,739
Equinix Inc.	1.550%	3/15/28	5,500	5,260
Equinix Inc.	3.200%	11/18/29	10,526	10,894
Equinix Inc.	2.150%	7/15/30	7,225	6,846
ERP Operating LP	2.850%	11/1/26	7,650	8,117
ERP Operating LP	3.250%	8/1/27	1,661	1,796
ERP Operating LP	3.500%	3/1/28	6,062	6,547
ERP Operating LP	4.150%	12/1/28	3,625	4,069
ERP Operating LP	3.000%	7/1/29	6,393	6,650
ERP Operating LP	2.500%	2/15/30	2,930	2,932
Essex Portfolio LP	3.375%	4/15/26	5,868	6,344
Essex Portfolio LP	3.625%	5/1/27	1,785	1,951
Essex Portfolio LP	1.700%	3/1/28	3,975	3,815
Essex Portfolio LP	4.000%	3/1/29	6,055	6,685
Essex Portfolio LP	3.000%	1/15/30	7,838	7,997
Essex Portfolio LP	1.650%	1/15/31	300	273
Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,323
Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,898
Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,588
GLP Capital LP	5.375%	4/15/26	6,450	7,241
GLP Capital LP	5.750%	6/1/28	5,475	6,287
GLP Capital LP	5.300%	1/15/29	10,268	11,491
GLP Capital LP	4.000%	1/15/30	5,175	5,367
GLP Capital LP	4.000%	1/15/31	4,253	4,386
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,256	3,488
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,520	4,408
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,147	6,707
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,450	4,920
Healthpeak Properties Inc.	3.250%	7/15/26	6,376	6,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak Properties Inc.	3.500%	7/15/29	5,734	6,164
	Healthpeak Properties Inc.	3.000%	1/15/30	7,884	8,100
	Healthpeak Properties Inc.	2.875%	1/15/31	181	182
	Highwoods Realty LP	3.875%	3/1/27	2,625	2,842
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,556
	Highwoods Realty LP	4.200%	4/15/29	4,318	4,697
	Highwoods Realty LP	3.050%	2/15/30	2,645	2,656
	Highwoods Realty LP	2.600%	2/1/31	485	473
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	6,899	6,840
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	7,288	7,308
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	4,215
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	5,169
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,379
	Kilroy Realty LP	4.750%	12/15/28	2,183	2,470
	Kilroy Realty LP	4.250%	8/15/29	3,299	3,622
	Kilroy Realty LP	3.050%	2/15/30	3,899	3,924
	Kimco Realty Corp.	2.800%	10/1/26	5,070	5,344
	Kimco Realty Corp.	3.800%	4/1/27	2,750	3,026
	Kimco Realty Corp.	1.900%	3/1/28	4,400	4,334
	Kimco Realty Corp.	2.700%	10/1/30	3,000	2,998
	Kite Realty Group LP	4.000%	10/1/26	2,750	2,846
	Lexington Realty Trust	2.700%	9/15/30	1,525	1,489
	Life Storage LP	3.500%	7/1/26	4,975	5,404
	Life Storage LP	3.875%	12/15/27	2,945	3,270
	Life Storage LP	4.000%	6/15/29	4,550	4,919
	Life Storage LP	2.200%	10/15/30	3,100	2,925
	Mid-America Apartments LP	3.600%	6/1/27	7,575	8,257
	Mid-America Apartments LP	4.200%	6/15/28	4,499	5,044
	Mid-America Apartments LP	3.950%	3/15/29	4,780	5,283
	Mid-America Apartments LP	2.750%	3/15/30	845	856
	National Health Investors Inc.	3.000%	2/1/31	4,017	3,769
	National Retail Properties Inc.	3.600%	12/15/26	4,030	4,369
	National Retail Properties Inc.	4.300%	10/15/28	5,025	5,611
	National Retail Properties Inc.	2.500%	4/15/30	6,000	5,906
	Omega Healthcare Investors Inc.	4.500%	4/1/27	5,871	6,406
	Omega Healthcare Investors Inc.	4.750%	1/15/28	6,445	7,051
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,108	10,285
	Physicians Realty LP	4.300%	3/15/27	4,033	4,442
	Physicians Realty LP	3.950%	1/15/28	3,127	3,331
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,723
	Prologis LP	3.250%	10/1/26	3,893	4,269
	Prologis LP	2.125%	4/15/27	4,493	4,583
	Prologis LP	3.875%	9/15/28	3,603	4,014
	Prologis LP	4.375%	2/1/29	5,239	6,025
	Prologis LP	2.250%	4/15/30	11,655	11,451
	Prologis LP	1.250%	10/15/30	4,550	4,112
	Public Storage	3.094%	9/15/27	5,350	5,799
	Public Storage	3.385%	5/1/29	4,425	4,829
	Realty Income Corp.	3.000%	1/15/27	7,124	7,561
	Realty Income Corp.	3.650%	1/15/28	5,484	5,966
	Realty Income Corp.	3.250%	6/15/29	4,165	4,404
	Realty Income Corp.	3.250%	1/15/31	10,350	10,891
	Regency Centers LP	3.600%	2/1/27	3,975	4,308
	Regency Centers LP	4.125%	3/15/28	2,800	3,071
	Regency Centers LP	2.950%	9/15/29	3,900	3,973
	Regency Centers LP	3.700%	6/15/30	4,125	4,425
	Retail Properties of America Inc.	4.750%	9/15/30	2,000	2,115
	Sabra Health Care LP	5.125%	8/15/26	4,475	4,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	11/30/26	6,269	6,739
	Simon Property Group LP	3.375%	6/15/27	7,231	7,792
	Simon Property Group LP	3.375%	12/1/27	8,520	9,173
	Simon Property Group LP	1.750%	2/1/28	7,875	7,620
	Simon Property Group LP	2.450%	9/13/29	9,156	9,066
	Simon Property Group LP	2.650%	7/15/30	6,000	5,973
	SITE Centers Corp.	4.250%	2/1/26	2,831	3,019
	SITE Centers Corp.	4.700%	6/1/27	5,400	5,907
	Spirit Realty LP	4.450%	9/15/26	100	111
	Spirit Realty LP	3.200%	1/15/27	4,610	4,817
	Spirit Realty LP	2.100%	3/15/28	6,468	6,278
	Spirit Realty LP	4.000%	7/15/29	5,755	6,239
	Spirit Realty LP	3.400%	1/15/30	2,300	2,374
	Spirit Realty LP	3.200%	2/15/31	1,200	1,205
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,769
	STORE Capital Corp.	4.625%	3/15/29	2,600	2,890
	STORE Capital Corp.	2.750%	11/18/30	3,200	3,119
	Tanger Properties LP	3.125%	9/1/26	3,160	3,212
	Tanger Properties LP	3.875%	7/15/27	2,071	2,179
[2]	UDR Inc.	2.950%	9/1/26	5,425	5,757
[2]	UDR Inc.	3.500%	7/1/27	1,560	1,697
[2]	UDR Inc.	3.500%	1/15/28	2,283	2,443
[2]	UDR Inc.	4.400%	1/26/29	3,349	3,781
[2]	UDR Inc.	3.200%	1/15/30	3,240	3,387
	Ventas Realty LP	3.250%	10/15/26	6,592	7,087
	Ventas Realty LP	3.850%	4/1/27	100	110
	Ventas Realty LP	4.000%	3/1/28	6,100	6,727
	Ventas Realty LP	4.400%	1/15/29	4,446	4,972
	Ventas Realty LP	3.000%	1/15/30	3,786	3,857
	Ventas Realty LP	4.750%	11/15/30	4,220	4,865
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,998	5,727
	VEREIT Operating Partnership LP	3.950%	8/15/27	5,943	6,507
	VEREIT Operating Partnership LP	3.100%	12/15/29	9,505	9,687
	Welltower Inc.	2.700%	2/15/27	8,656	9,022
	Welltower Inc.	4.250%	4/15/28	6,385	7,114
	Welltower Inc.	4.125%	3/15/29	6,117	6,730
	Welltower Inc.	3.100%	1/15/30	7,052	7,227
	Weyerhaeuser Co.	4.000%	11/15/29	5,714	6,305
	Weyerhaeuser Co.	4.000%	4/15/30	8,490	9,369
	WP Carey Inc.	4.250%	10/1/26	1,700	1,904
	WP Carey Inc.	3.850%	7/15/29	4,400	4,742
	WP Carey Inc.	2.400%	2/1/31	4,693	4,487
					1,080,450
Technology (4.2%)
	Adobe Inc.	2.150%	2/1/27	8,575	8,825
	Adobe Inc.	2.300%	2/1/30	12,480	12,612
	Amdocs Ltd.	2.538%	6/15/30	6,000	5,878
	Analog Devices Inc.	3.500%	12/5/26	6,539	7,161
	Apple Inc.	2.450%	8/4/26	19,695	20,743
	Apple Inc.	2.050%	9/11/26	15,500	16,017
	Apple Inc.	3.350%	2/9/27	15,220	16,722
	Apple Inc.	3.200%	5/11/27	27,665	30,150
	Apple Inc.	3.000%	6/20/27	5,795	6,287
	Apple Inc.	2.900%	9/12/27	27,974	30,045
	Apple Inc.	3.000%	11/13/27	3,401	3,672
	Apple Inc.	1.200%	2/8/28	22,400	21,603
	Apple Inc.	2.200%	9/11/29	17,180	17,325
	Apple Inc.	1.650%	5/11/30	14,600	13,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.250%	8/20/30	10,725	9,912
	Apple Inc.	1.650%	2/8/31	24,756	23,561
	Applied Materials Inc.	3.300%	4/1/27	13,750	15,033
	Applied Materials Inc.	1.750%	6/1/30	4,600	4,417
	Arrow Electronics Inc.	3.875%	1/12/28	4,275	4,624
	Autodesk Inc.	3.500%	6/15/27	4,260	4,660
	Autodesk Inc.	2.850%	1/15/30	5,775	5,931
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	7,316
	Avnet Inc.	4.625%	4/15/26	4,800	5,308
	Broadcom Corp.	3.875%	1/15/27	36,109	39,160
	Broadcom Corp.	3.500%	1/15/28	13,150	13,963
	Broadcom Inc.	4.250%	4/15/26	21,380	23,695
	Broadcom Inc.	3.459%	9/15/26	11,651	12,476
[2,4]	Broadcom Inc.	1.950%	2/15/28	4,600	4,451
	Broadcom Inc.	4.110%	9/15/28	19,748	21,561
	Broadcom Inc.	4.750%	4/15/29	27,894	31,302
	Broadcom Inc.	5.000%	4/15/30	20,200	22,965
	Broadcom Inc.	4.150%	11/15/30	22,280	23,977
[2,4]	Broadcom Inc.	2.450%	2/15/31	10,000	9,438
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,846
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,775	6,927
	CA Inc.	4.700%	3/15/27	3,225	3,591
	Cintas Corp. No. 2	3.700%	4/1/27	6,649	7,380
	Cisco Systems Inc.	2.500%	9/20/26	7,490	7,961
	Citrix Systems Inc.	4.500%	12/1/27	8,428	9,576
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,345
[2,4]	Dell International LLC	6.020%	6/15/26	35,016	41,321
[2,4]	Dell International LLC	4.900%	10/1/26	13,982	15,820
[2,4]	Dell International LLC	6.100%	7/15/27	6,450	7,756
[2,4]	Dell International LLC	5.300%	10/1/29	20,283	23,725
[2,4]	Dell International LLC	6.200%	7/15/30	5,950	7,382
	DXC Technology Co.	4.750%	4/15/27	6,036	6,757
	Equifax Inc.	3.100%	5/15/30	9,493	9,820
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,000	6,839
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	5,034
	Fidelity National Information Services Inc.	2.250%	3/1/31	11,000	10,796
	Fiserv Inc.	3.200%	7/1/26	17,239	18,601
	Fiserv Inc.	2.250%	6/1/27	8,425	8,612
	Fiserv Inc.	4.200%	10/1/28	8,600	9,660
	Fiserv Inc.	3.500%	7/1/29	26,843	28,939
	Fiserv Inc.	2.650%	6/1/30	9,462	9,514
	Flex Ltd.	4.875%	6/15/29	7,186	8,089
	Flex Ltd.	4.875%	5/12/30	6,500	7,356
	FLIR Systems Inc.	2.500%	8/1/30	5,391	5,262
	Fortinet Inc.	2.200%	3/15/31	5,000	4,846
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,673	6,673
	HP Inc.	3.000%	6/17/27	9,900	10,484
	HP Inc.	3.400%	6/17/30	6,700	6,954
	Hubbell Inc.	2.300%	3/15/31	2,000	1,949
	IHS Markit Ltd.	4.750%	8/1/28	5,500	6,332
	IHS Markit Ltd.	4.250%	5/1/29	5,609	6,303
	Intel Corp.	2.600%	5/19/26	9,618	10,188
	Intel Corp.	3.750%	3/25/27	12,750	14,214
	Intel Corp.	3.150%	5/11/27	3,900	4,246
	Intel Corp.	2.450%	11/15/29	15,648	15,920
	Intel Corp.	3.900%	3/25/30	9,225	10,429
	International Business Machines Corp.	3.300%	5/15/26	20,583	22,376
	International Business Machines Corp.	3.300%	1/27/27	1,925	2,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	1.700%	5/15/27	14,186	14,166
	International Business Machines Corp.	6.220%	8/1/27	3,150	3,979
	International Business Machines Corp.	6.500%	1/15/28	100	126
	International Business Machines Corp.	3.500%	5/15/29	23,833	25,730
	International Business Machines Corp.	1.950%	5/15/30	19,850	19,229
	Intuit Inc.	1.350%	7/15/27	4,700	4,628
	Intuit Inc.	1.650%	7/15/30	4,200	3,945
	Jabil Inc.	3.950%	1/12/28	5,600	6,180
	Jabil Inc.	3.600%	1/15/30	4,900	5,120
	Jabil Inc.	3.000%	1/15/31	4,000	3,964
	Juniper Networks Inc.	3.750%	8/15/29	5,452	5,868
	Juniper Networks Inc.	2.000%	12/10/30	5,350	4,920
	KLA Corp.	4.100%	3/15/29	5,438	6,109
	Lam Research Corp.	4.000%	3/15/29	8,475	9,590
	Lam Research Corp.	1.900%	6/15/30	6,100	5,884
[2,4]	Leidos Inc.	4.375%	5/15/30	5,875	6,521
[2,4]	Leidos Inc.	2.300%	2/15/31	8,800	8,316
	Marvell Technology Group Ltd.	4.875%	6/22/28	4,568	5,219
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,355
	Micron Technology Inc.	4.185%	2/15/27	9,757	10,843
	Micron Technology Inc.	5.327%	2/6/29	5,625	6,595
	Micron Technology Inc.	4.663%	2/15/30	6,125	6,990
	Microsoft Corp.	2.400%	8/8/26	38,574	40,706
	Microsoft Corp.	3.300%	2/6/27	34,840	38,324
	Moody's Corp.	3.250%	1/15/28	2,250	2,401
	Moody's Corp.	4.250%	2/1/29	1,100	1,246
	Motorola Solutions Inc.	4.600%	2/23/28	8,813	10,004
	Motorola Solutions Inc.	4.600%	5/23/29	3,997	4,533
	Motorola Solutions Inc.	2.300%	11/15/30	7,100	6,698
	NetApp Inc.	2.375%	6/22/27	5,425	5,505
	NetApp Inc.	2.700%	6/22/30	6,300	6,249
	NVIDIA Corp.	3.200%	9/16/26	8,627	9,410
	NVIDIA Corp.	2.850%	4/1/30	15,560	16,329
[2,4]	NXP BV	3.875%	6/18/26	6,199	6,800
[2,4]	NXP BV	3.150%	5/1/27	6,150	6,531
[2,4]	NXP BV	5.550%	12/1/28	4,925	5,900
[2,4]	NXP BV	4.300%	6/18/29	8,315	9,290
[2,4]	NXP BV	3.400%	5/1/30	7,605	8,009
	Oracle Corp.	2.650%	7/15/26	21,394	22,449
	Oracle Corp.	2.800%	4/1/27	27,967	29,448
	Oracle Corp.	3.250%	11/15/27	16,742	17,958
	Oracle Corp.	2.300%	3/25/28	15,000	15,184
	Oracle Corp.	2.950%	4/1/30	31,950	32,927
	Oracle Corp.	3.250%	5/15/30	4,508	4,700
	Oracle Corp.	2.875%	3/25/31	26,000	26,461
	QUALCOMM Inc.	3.250%	5/20/27	17,390	18,986
	QUALCOMM Inc.	1.300%	5/20/28	13,050	12,413
	QUALCOMM Inc.	2.150%	5/20/30	12,650	12,510
	Quanta Services Inc.	2.900%	10/1/30	2,300	2,324
	RELX Capital Inc.	4.000%	3/18/29	7,150	7,880
	RELX Capital Inc.	3.000%	5/22/30	8,250	8,545
	Roper Technologies Inc.	3.800%	12/15/26	11,818	13,084
	Roper Technologies Inc.	1.400%	9/15/27	9,723	9,391
	Roper Technologies Inc.	4.200%	9/15/28	5,301	5,944
	Roper Technologies Inc.	2.950%	9/15/29	8,153	8,439
	Roper Technologies Inc.	2.000%	6/30/30	6,600	6,302
	Roper Technologies Inc.	1.750%	2/15/31	8,600	7,977
	S&P Global Inc.	2.950%	1/22/27	4,522	4,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	2.500%	12/1/29	5,917	6,026
	S&P Global Inc.	1.250%	8/15/30	7,200	6,539
	salesforce.com Inc.	3.700%	4/11/28	9,100	10,122
	ServiceNow Inc.	1.400%	9/1/30	10,950	9,891
	Texas Instruments Inc.	2.900%	11/3/27	4,965	5,331
	Texas Instruments Inc.	2.250%	9/4/29	6,226	6,247
	Texas Instruments Inc.	1.750%	5/4/30	6,503	6,201
	Verisk Analytics Inc.	4.125%	3/15/29	7,041	7,809
	VMware Inc.	4.650%	5/15/27	4,881	5,502
	VMware Inc.	3.900%	8/21/27	12,301	13,442
	VMware Inc.	4.700%	5/15/30	11,734	13,429
	Xilinx Inc.	2.375%	6/1/30	6,886	6,701
					1,605,869
Utilities (2.9%)
	AEP Texas Inc.	3.950%	6/1/28	10,090	11,124
[2]	AEP Texas Inc.	2.100%	7/1/30	300	288
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	5,229
[2,4]	AES Corp.	2.450%	1/15/31	4,400	4,185
[2]	Alabama Power Co.	1.450%	9/15/30	3,400	3,105
	Ameren Corp.	1.750%	3/15/28	4,300	4,151
	Ameren Corp.	3.500%	1/15/31	4,350	4,611
	Ameren Illinois Co.	3.800%	5/15/28	3,900	4,318
	Ameren Illinois Co.	1.550%	11/15/30	2,100	1,959
	American Electric Power Co. Inc.	3.200%	11/13/27	3,603	3,896
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	9,294	10,397
	American Electric Power Co. Inc.	2.300%	3/1/30	4,275	4,126
	American Water Capital Corp.	2.950%	9/1/27	5,750	6,118
	American Water Capital Corp.	3.750%	9/1/28	4,460	4,888
	American Water Capital Corp.	3.450%	6/1/29	6,080	6,505
	American Water Capital Corp.	2.800%	5/1/30	5,100	5,246
[2]	Appalachian Power Co.	3.300%	6/1/27	769	829
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,920
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,068
	Atlantic City Electric Co.	2.300%	3/15/31	3,000	2,964
	Atmos Energy Corp.	3.000%	6/15/27	5,125	5,464
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,145
	Atmos Energy Corp.	1.500%	1/15/31	2,625	2,385
	Avangrid Inc.	3.800%	6/1/29	4,316	4,749
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,210	4,429
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,832	8,413
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,381	9,286
	Black Hills Corp.	3.150%	1/15/27	3,700	3,928
	Black Hills Corp.	3.050%	10/15/29	3,331	3,431
	Black Hills Corp.	2.500%	6/15/30	100	98
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,755	2,891
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,900	3,110
	CenterPoint Energy Inc.	4.250%	11/1/28	5,045	5,646
	CenterPoint Energy Inc.	2.950%	3/1/30	2,964	3,036
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,790
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,117	5,655
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,905	5,333
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,009
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,185
	CMS Energy Corp.	3.450%	8/15/27	4,025	4,412
[2]	CMS Energy Corp.	4.750%	6/1/50	6,300	6,771
	CMS Energy Corp.	3.750%	12/1/50	1,900	1,879
	Commonwealth Edison Co.	2.550%	6/15/26	4,764	5,033
[2]	Commonwealth Edison Co.	2.950%	8/15/27	3,760	4,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	3.700%	8/15/28	5,678	6,259
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,637
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,242	5,686
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,803
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,200	4,498
[2]	Dominion Energy Inc.	2.850%	8/15/26	5,675	6,008
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,400	1,547
	Dominion Energy Inc.	4.250%	6/1/28	2,959	3,335
[2]	Dominion Energy Inc.	3.375%	4/1/30	15,366	16,321
[2]	DTE Electric Co.	1.900%	4/1/28	4,000	3,980
	DTE Electric Co.	2.250%	3/1/30	4,125	4,087
[2]	DTE Electric Co.	2.625%	3/1/31	5,000	5,123
	DTE Energy Co.	2.850%	10/1/26	12,431	13,119
	DTE Energy Co.	3.800%	3/15/27	5,769	6,362
[2]	DTE Energy Co.	3.400%	6/15/29	5,575	5,896
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,200	5,584
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,100	8,000
	Duke Energy Carolinas LLC	2.450%	8/15/29	8,433	8,496
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,527	10,573
[5]	Duke Energy Carolinas LLC	2.550%	4/15/31	6,000	6,028
	Duke Energy Corp.	2.650%	9/1/26	5,163	5,397
	Duke Energy Corp.	3.150%	8/15/27	5,101	5,432
	Duke Energy Corp.	3.400%	6/15/29	9,489	10,080
	Duke Energy Corp.	2.450%	6/1/30	7,364	7,265
	Duke Energy Florida LLC	3.200%	1/15/27	5,125	5,546
	Duke Energy Florida LLC	3.800%	7/15/28	3,673	4,067
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,476
	Duke Energy Florida LLC	1.750%	6/15/30	2,000	1,891
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,325	6,886
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,650	2,566
	Duke Energy Progress LLC	3.700%	9/1/28	5,300	5,825
	Duke Energy Progress LLC	3.450%	3/15/29	11,125	11,971
[2,4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,881
[2]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	4,000	4,148
	Edison International	5.750%	6/15/27	3,738	4,355
	Edison International	4.125%	3/15/28	4,690	5,018
	Emera US Finance LP	3.550%	6/15/26	7,315	7,922
	Enel Americas SA	4.000%	10/25/26	3,400	3,701
	Enel Chile SA	4.875%	6/12/28	4,900	5,670
	Entergy Arkansas LLC	3.500%	4/1/26	4,212	4,602
	Entergy Arkansas LLC	4.000%	6/1/28	100	111
	Entergy Corp.	2.950%	9/1/26	6,524	6,937
	Entergy Corp.	1.900%	6/15/28	5,000	4,882
	Entergy Corp.	2.800%	6/15/30	5,150	5,127
	Entergy Corp.	2.400%	6/15/31	2,000	1,933
	Entergy Louisiana LLC	2.400%	10/1/26	4,680	4,861
	Entergy Louisiana LLC	3.120%	9/1/27	4,500	4,869
	Entergy Louisiana LLC	3.250%	4/1/28	4,900	5,224
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,269
	Entergy Texas Inc.	4.000%	3/30/29	6,866	7,645
	Entergy Texas Inc.	1.750%	3/15/31	2,000	1,858
	Essential Utilities Inc.	3.566%	5/1/29	3,450	3,705
	Essential Utilities Inc.	2.704%	4/15/30	4,150	4,173
	Evergy Inc.	2.900%	9/15/29	4,093	4,170
	Evergy Kansas Central Inc.	2.550%	7/1/26	4,035	4,235
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,187	4,484
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,813	5,725
[2]	Eversource Energy	3.300%	1/15/28	5,000	5,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Eversource Energy	4.250%	4/1/29	5,400	6,106
[2]	Eversource Energy	1.650%	8/15/30	4,900	4,532
	Eversource Energy	2.550%	3/15/31	3,000	2,996
	Exelon Corp.	3.400%	4/15/26	7,496	8,109
	Exelon Corp.	4.050%	4/15/30	12,816	14,253
	Fortis Inc.	3.055%	10/4/26	5,651	6,018
	Georgia Power Co.	3.250%	4/1/26	2,886	3,118
	Georgia Power Co.	3.250%	3/30/27	3,814	4,103
[2]	Georgia Power Co.	2.650%	9/15/29	12,711	12,879
[2]	Gulf Power Co.	3.300%	5/30/27	3,075	3,334
	Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,497
	Interstate Power & Light Co.	4.100%	9/26/28	7,081	7,959
	Interstate Power & Light Co.	3.600%	4/1/29	900	985
	Interstate Power & Light Co.	2.300%	6/1/30	3,355	3,307
[2,4]	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	4,092
	ITC Holdings Corp.	3.250%	6/30/26	2,210	2,373
	ITC Holdings Corp.	3.350%	11/15/27	6,450	6,974
	MidAmerican Energy Co.	3.650%	4/15/29	4,487	4,966
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,307
	National Fuel Gas Co.	3.950%	9/15/27	2,450	2,594
	National Fuel Gas Co.	4.750%	9/1/28	3,715	4,098
	National Fuel Gas Co.	2.950%	3/1/31	1,750	1,682
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	6,400	6,202
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,355	5,715
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,090	7,605
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,600	2,857
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,110	6,650
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,177	4,118
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	3,131
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,812
[2]	Nevada Power Co.	3.700%	5/1/29	4,390	4,839
[2]	Nevada Power Co.	2.400%	5/1/30	3,000	2,991
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	5,076	5,469
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,046	5,538
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,391	5,780
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,111	10,380
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	21,546	20,995
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,425	6,955
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	4,137
	NiSource Inc.	3.490%	5/15/27	7,891	8,561
	NiSource Inc.	2.950%	9/1/29	5,717	5,860
	NiSource Inc.	3.600%	5/1/30	7,343	7,961
	NiSource Inc.	1.700%	2/15/31	6,100	5,644
	Northern States Power Co.	2.250%	4/1/31	2,000	1,994
	NSTAR Electric Co.	3.200%	5/15/27	4,621	5,013
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,724
	NSTAR Electric Co.	3.950%	4/1/30	5,163	5,818
[2]	Ohio Power Co.	2.600%	4/1/30	950	963
[2]	Ohio Power Co.	1.625%	1/15/31	5,750	5,347
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,982
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,151	4,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,399	9,311
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,850	4,019
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,538
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,925	17,630
	Pacific Gas & Electric Co.	3.750%	7/1/28	12,621	13,339
	Pacific Gas & Electric Co.	4.550%	7/1/30	30,152	32,693
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,000	15,964
	PacifiCorp	3.500%	6/15/29	6,725	7,271
	PacifiCorp	2.700%	9/15/30	4,438	4,540
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,750	2,969
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,000	2,970
	PPL Capital Funding Inc.	3.100%	5/15/26	9,806	10,442
	PPL Capital Funding Inc.	4.125%	4/15/30	4,910	5,524
	Public Service Co. of Colorado	3.700%	6/15/28	2,525	2,793
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	3,084
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,555
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,816	3,021
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,437	3,734
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,862
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,721
	Public Service Enterprise Group Inc.	1.600%	8/15/30	4,250	3,910
	Puget Energy Inc.	4.100%	6/15/30	5,063	5,484
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,884
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	5,591
	Sempra Energy	3.250%	6/15/27	7,466	7,978
	Sempra Energy	3.400%	2/1/28	10,525	11,277
	Sierra Pacific Power Co.	2.600%	5/1/26	7,980	8,415
[2]	Southern California Edison Co.	3.650%	3/1/28	5,250	5,660
[2]	Southern California Edison Co.	4.200%	3/1/29	5,141	5,700
	Southern California Edison Co.	6.650%	4/1/29	4,925	6,085
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,720
	Southern California Edison Co.	2.250%	6/1/30	3,500	3,372
[2]	Southern California Gas Co.	2.600%	6/15/26	6,355	6,678
[2]	Southern California Gas Co.	2.550%	2/1/30	4,450	4,473
	Southern Co.	3.250%	7/1/26	4,220	4,508
[2]	Southern Co.	1.750%	3/15/28	3,400	3,307
[2]	Southern Co.	3.700%	4/30/30	8,375	9,027
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,958	2,114
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,545	6,022
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,785
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,871
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	2,202	2,316
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	4,520	4,993
	Tampa Electric Co.	2.400%	3/15/31	2,500	2,484
	Tucson Electric Power Co.	1.500%	8/1/30	2,963	2,735
	Union Electric Co.	2.950%	6/15/27	5,025	5,375
	Union Electric Co.	3.500%	3/15/29	3,787	4,128
	Union Electric Co.	2.950%	3/15/30	3,450	3,612
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,742	5,074
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	8,040	8,805
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	5,400	5,959
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	5,735	5,955
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,856
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,581
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,142
	Wisconsin Power & Light Co.	3.000%	7/1/29	200	212
	Xcel Energy Inc.	3.350%	12/1/26	5,100	5,544
	Xcel Energy Inc.	4.000%	6/15/28	5,900	6,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	2.600%	12/1/29	4,630	4,700
	Xcel Energy Inc.	3.400%	6/1/30	7,444	8,005
					1,137,246
Total Corporate Bonds (Cost $16,539,872)					16,924,290
Sovereign Bonds (4.6%)
[2]	Asian Development Bank	2.000%	4/24/26	21,850	22,891
[2]	Asian Development Bank	1.750%	8/14/26	9,650	9,981
[2]	Asian Development Bank	2.625%	1/12/27	9,550	10,307
[2]	Asian Development Bank	2.375%	8/10/27	2,800	2,969
[2]	Asian Development Bank	2.500%	11/2/27	23,500	25,058
[2]	Asian Development Bank	2.750%	1/19/28	8,417	9,113
	Asian Development Bank	5.820%	6/16/28	4,833	6,212
[2]	Asian Development Bank	3.125%	9/26/28	9,025	10,021
[2]	Asian Development Bank	1.750%	9/19/29	20,465	20,537
[2]	Asian Development Bank	1.875%	1/24/30	16,734	16,911
[2]	Asian Development Bank	0.750%	10/8/30	2,580	2,343
[2]	Asian Development Bank	1.500%	3/4/31	4,893	4,741
	Ecopetrol SA	5.375%	6/26/26	10,491	11,711
	Ecopetrol SA	6.875%	4/29/30	19,450	23,559
	Equinor ASA	3.250%	11/10/24	6	7
	Equinor ASA	3.000%	4/6/27	2,485	2,661
	Equinor ASA	7.250%	9/23/27	7,055	9,277
	Equinor ASA	3.625%	9/10/28	6,780	7,436
	Equinor ASA	3.125%	4/6/30	8,450	8,926
	Equinor ASA	2.375%	5/22/30	10,588	10,536
	European Investment Bank	2.125%	4/13/26	18,445	19,450
	European Investment Bank	2.375%	5/24/27	17,915	19,135
	European Investment Bank	0.625%	10/21/27	13,195	12,542
	European Investment Bank	1.625%	10/9/29	16,400	16,322
	European Investment Bank	0.875%	5/17/30	16,525	15,331
	European Investment Bank	0.750%	9/23/30	7,425	6,777
	European Investment Bank	1.250%	2/14/31	29,375	27,908
	Export-Import Bank of Korea	2.875%	1/21/25	5	5
	Export-Import Bank of Korea	3.250%	11/10/25	9,750	10,614
	Export-Import Bank of Korea	2.625%	5/26/26	10,325	11,009
	Export-Import Bank of Korea	3.250%	8/12/26	6,175	6,796
	Export-Import Bank of Korea	2.375%	4/21/27	3,400	3,583
	Export-Import Bank of Korea	1.250%	9/21/30	9,400	8,660
[2]	Hydro-Quebec	8.500%	12/1/29	1,400	2,069
[2]	Hydro-Quebec	9.375%	4/15/30	1,572	2,423
[2]	Inter-American Development Bank	2.000%	6/2/26	17,090	17,886
	Inter-American Development Bank	2.000%	7/23/26	12,245	12,818
	Inter-American Development Bank	2.375%	7/7/27	24,987	26,503
	Inter-American Development Bank	0.625%	9/16/27	16,761	15,953
	Inter-American Development Bank	3.125%	9/18/28	17,800	19,746
	Inter-American Development Bank	2.250%	6/18/29	25,900	27,057
[2]	Inter-American Development Bank	1.125%	1/13/31	39,325	36,770
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,345
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	27,350	28,432
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,045	24,630
	International Bank for Reconstruction & Development	0.750%	11/24/27	56,925	54,449
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,410	30,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.875%	5/14/30	11,000	10,179
	International Bank for Reconstruction & Development	0.750%	8/26/30	16,075	14,616
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,990	27,443
[2]	International Finance Corp.	2.125%	4/7/26	5,965	6,283
	International Finance Corp.	0.750%	8/27/30	6,150	5,587
[2,6]	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,602
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,791
[2,6]	Japan Bank for International Cooperation	2.250%	11/4/26	12,650	13,288
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	20,980	22,799
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,210
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	18,381
[6]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,789
[6]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	12,754
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,356
[6]	Japan Bank for International Cooperation	1.250%	1/21/31	12,000	11,239
[6]	Japan International Cooperation Agency	2.750%	4/27/27	5,760	6,249
[6]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,212
[6]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	3,949
[7]	KFW	2.875%	4/3/28	36,225	39,634
[7]	KFW	1.750%	9/14/29	16,085	16,122
[7]	KFW	0.750%	9/30/30	12,083	10,976
	Korea Development Bank	2.000%	9/12/26	7,300	7,593
	Korea Development Bank	1.625%	1/19/31	3,500	3,349
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,225	14,701
[2,7]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	8,465	9,012
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	14,175	12,980
[2,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,658
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	10,771
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	19,075	22,103
	Province of Alberta	3.300%	3/15/28	10,680	11,764
	Province of Alberta	1.300%	7/22/30	17,934	16,663
	Province of British Columbia	2.250%	6/2/26	6,445	6,801
	Province of British Columbia	1.300%	1/29/31	8,300	7,809
	Province of Manitoba	2.125%	6/22/26	6,200	6,481
	Province of New Brunswick	3.625%	2/24/28	4,200	4,693
	Province of Ontario	2.500%	4/27/26	13,205	14,082
	Province of Ontario	2.300%	6/15/26	23,512	24,828
	Province of Ontario	1.050%	5/21/27	600	586
	Province of Ontario	2.000%	10/2/29	14,020	14,080
	Province of Ontario	1.125%	10/7/30	11,075	10,162
	Province of Ontario	1.600%	2/25/31	6,800	6,507
	Province of Quebec	2.500%	4/20/26	13,300	14,201
	Province of Quebec	2.750%	4/12/27	15,700	16,943
[2]	Province of Quebec	7.500%	9/15/29	4,290	6,076
	Province of Quebec	1.350%	5/28/30	37,610	35,621
[2]	Republic of Chile	3.240%	2/6/28	20,305	21,909
[2]	Republic of Chile	2.450%	1/31/31	10,750	10,772
[2]	Republic of Colombia	3.875%	4/25/27	22,118	23,609
[2]	Republic of Colombia	4.500%	3/15/29	17,675	19,284
[2]	Republic of Colombia	3.000%	1/30/30	12,650	12,364
	Republic of Indonesia	3.500%	1/11/28	15,315	16,387
	Republic of Indonesia	4.100%	4/24/28	13,400	14,807
	Republic of Indonesia	4.750%	2/11/29	19,803	22,749
	Republic of Indonesia	3.400%	9/18/29	5,800	6,133
	Republic of Indonesia	2.850%	2/14/30	10,300	10,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.850%	10/15/30	5,275	5,789
	Republic of Italy	1.250%	2/17/26	492	481
	Republic of Italy	2.875%	10/17/29	19,375	19,565
	Republic of Korea	2.750%	1/19/27	11,800	12,618
	Republic of Korea	3.500%	9/20/28	4,475	4,953
	Republic of Korea	2.500%	6/19/29	5,640	5,876
	Republic of Korea	1.000%	9/16/30	6,200	5,676
	Republic of Panama	8.875%	9/30/27	10,472	14,438
[2]	Republic of Panama	3.875%	3/17/28	9,250	10,117
	Republic of Panama	9.375%	4/1/29	5,885	8,592
[2]	Republic of Panama	3.160%	1/23/30	18,250	19,026
	Republic of Peru	4.125%	8/25/27	5,110	5,704
	Republic of Peru	2.844%	6/20/30	5,850	5,920
[2]	Republic of Peru	2.783%	1/23/31	25,315	25,314
	Republic of Poland	3.250%	4/6/26	11,974	13,239
	Republic of the Philippines	3.000%	2/1/28	19,110	20,216
	Republic of the Philippines	3.750%	1/14/29	11,325	12,543
	Republic of the Philippines	9.500%	2/2/30	15,717	24,420
	Republic of the Philippines	2.457%	5/5/30	15,550	15,744
	Republic of the Philippines	7.750%	1/14/31	11,509	16,688
	State of Israel	3.250%	1/17/28	7,415	8,176
	State of Israel	2.500%	1/15/30	12,025	12,332
	State of Israel	2.750%	7/3/30	18,615	19,448
	United Mexican States	4.150%	3/28/27	25,641	28,422
	United Mexican States	3.750%	1/11/28	19,280	20,585
	United Mexican States	4.500%	4/22/29	29,390	32,553
[2]	United Mexican States	3.250%	4/16/30	25,550	25,734
Total Sovereign Bonds (Cost $1,761,604)					1,770,514
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,525	1,600
	California GO	6.650%	3/1/22	1,750	1,852
	California GO	3.500%	4/1/28	3,600	4,016
	California GO	3.050%	4/1/29	3,450	3,749
	California GO	2.500%	10/1/29	11,250	11,747
	California GO	1.750%	11/1/30	5,000	4,874
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	197
	Florida State Board of Administration Finance Corp.	1.705%	7/1/27	9,600	9,635
	Florida State Board of Administration Finance Corp.	2.154%	7/1/30	12,000	11,990
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	57
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,573
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,685
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,513
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,565
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,212
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,600	21,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,888
	Oregon GO	5.892%	6/1/27	13,750	16,782
[10]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,750
[9]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,034
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,642
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,225	8,811
	University of California	1.316%	5/15/27	13,500	13,376
	University of California	3.349%	7/1/29	100	110
	University of California	1.614%	5/15/30	7,125	6,798
	Utah GO	3.539%	7/1/25	748	804
[10]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,660	3,087
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,623
Total Taxable Municipal Bonds (Cost $142,745)					145,204
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[11]	Vanguard Market Liquidity Fund (Cost $205,504)	0.081%		2,055,341	205,534
Total Investments (99.8%) (Cost $38,035,521)					38,509,821
Other Assets and Liabilities—Net (0.2%)					83,608
Net Assets (100%)					38,593,429
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $531,507,000, representing 1.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at March 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,464,279	—	19,464,279
Corporate Bonds	—	16,924,290	—	16,924,290
Sovereign Bonds	—	1,770,514	—	1,770,514
Taxable Municipal Bonds	—	145,204	—	145,204
Temporary Cash Investments	205,534	—	—	205,534
Total	205,534	38,304,287	—	38,509,821